As filed with the Securities and Exchange Commission on January 9, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS


[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


                                 ANNUAL REPORT

                               OCTOBER 31, 2005

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS


        Investment Advisor's Message................................  1

        Management Discussion and Analysis..........................  3

        Performance Comparisons.....................................  5

        Shareholder Expense Example.................................  9

        Portfolio Profiles.......................................... 11

        Schedules of Investments.................................... 12

        Statements of Assets and Liabilities........................ 24

        Statements of Operations.................................... 26

        Statements of Changes in Net Assets......................... 28

        Financial Highlights........................................ 32

        Notes to Financial Statements............................... 37

        Report of Independent Registered Public Accounting Firm..... 42

        Fund Directors and Officers................................. 43

        Notice to Shareholders...................................... 46

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the annual report to shareholders for the ISI Funds (each a 'Fund' and collectively, the 'Funds'). This report covers the 12-month reporting period through October 31, 2005 and includes commentary from the Funds' portfolio managers at International Strategy & Investment, Inc. ('ISI') (see Management Discussion and Analysis that follows this letter for more details), a complete list of holdings and the financial statements.

   Stocks recorded positive returns for the last year and were down slightly over the past five years. For example, the Dow Jones Wilshire 5000 (Full Cap) Index was +10.77% for the last year but averaged -0.45% for the past five years. U.S. Treasuries and top quality municipal indices increased modestly over the last year and were up over the past 5 years. For example, the Lehman Brothers Treasury Index was +0.88% for the past year and averaged +5.87% for the past five years. The Lehman Brothers Municipal GO Index was +1.75% for the past year and averaged +5.68% for the past five years.

   The following is a summary of Fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges. During the year ended October 31, 2005, Total Return US Treasury Fund, Managed Municipal Fund, and North American Government Bond Fund continued their policy of paying dividends at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains, long-term capital gains and/or return of capital.

   TOTAL RETURN US TREASURY FUND'S investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasury securities. For the reporting period, the Fund produced a one-year total return of +1.38% and a five-year average annual total return of +5.45%. From its inception on August 10, 1988 through October 31, 2005, the Fund has posted a cumulative total return of +234.26%, which translates into an average annual total return of +7.26%. The Fund's net assets totaled $166.0 million at the end of the reporting period.

   MANAGED MUNICIPAL FUND'S investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the Fund produced a one-year total return of +1.19% and a five-year average annual total return of +4.81%. From its inception on February 26, 1990 through October 31, 2005, the Fund has posted a cumulative total return of +140.68%, which translates into an average annual total return of +5.76%. The Fund's net assets totaled $94.0 million at the end of the reporting period.

   NORTH AMERICAN GOVERNMENT BOND FUND'S investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing at least 80% of its net assets in a portfolio consisting of bonds issued or guaranteed by the governments of the United States, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of +4.39% and a five-year average annual total return of +6.12%. From its inception on January 15, 1993 through October 31, 2005, the ISI
Class A Shares have posted a cumulative total return of +109.68%, which translates into an average annual total return of +5.96%. For the reporting period, the ISI Class C Shares produced a one-year total return of +3.73% and from its inception on May 16, 2003 through October 31, 2005 posted a cumulative total return of +3.95%, which translates into an average annual total return of +1.59%. The Fund's net assets totaled $193.0 million at the end of the reporting period.

   ISI STRATEGY FUND'S investment objective is to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of

INVESTMENT ADVISOR'S MESSAGE

U.S. issuers and U.S. Treasury securities. For the reporting period, the Fund produced a one-year total return of +9.59% and a five-year average annual total return of +1.83%. From its inception on September 16, 1997 through October 31, 2005, the Fund has posted a cumulative total return of +49.03%, which translates into an average annual total return of +5.03%. The Fund's net assets totaled $60.2 million at the end of the reporting period.

   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
November 5, 2005

MANAGEMENT DISCUSSION AND ANALYSIS

TOTAL RETURN US TREASURY FUND

   The market traded in a wide range of interest rates this year, with rates closing towards the top of the range. Please see chart below for the 10-year Treasury yield over the year. During the fiscal year, the Federal Reserve ('Fed') raised its overnight Federal Funds Target Rate from 1.75% to 4.00% effective November 1. The increases were viewed as working to slow the economy and cap inflation, but the oil price spike forced the Fed and the bond market to worry about inflation passing through to the core (excluding: food and energy) portion of prices. As a result, the bond market recently pushed 10-year Treasuries above 4.50%. The Fund's total return over the year of +1.38% reflected the rate increase (i.e. 10-year Treasury rates are up from 4.03% to 4.55% this year). ISI sees rates in their current range as a good value given the long-term benevolent inflation effects of expanding world trade and technology. We also expect the Federal Reserve to end its rate increases early in 2006. Currently, the Fund has a weighted average maturity of 9.6 years and is positioned to take advantage of a bond market rally.

                                    [CHART]

                      10-Year US
                   Treasury Yield/*/
                   ----------------
  11/01/04               4.072
  11/02/04               4.048
  11/03/04               4.076
  11/04/04               4.074
  11/05/04               4.175
  11/06/04               4.175
  11/07/04               4.175
  11/08/04               4.218
  11/09/04               4.228
  11/10/04               4.241
  11/11/04               4.254
  11/12/04               4.181
  11/13/04               4.181
  11/14/04               4.181
  11/15/04               4.188
  11/16/04               4.207
  11/17/04               4.131
  11/18/04               4.115
  11/19/04               4.205
  11/20/04               4.205
  11/21/04               4.205
  11/22/04               4.180
  11/23/04               4.184
  11/24/04               4.200
  11/25/04               4.196
  11/26/04               4.248
  11/27/04               4.248
  11/28/04               4.248
  11/29/04               4.320
  11/30/04               4.351
  12/01/04               4.367
  12/02/04               4.408
  12/03/04               4.252
  12/04/04               4.252
  12/05/04               4.252
  12/06/04               4.223
  12/07/04               4.223
  12/08/04               4.120
  12/09/04               4.168
  12/10/04               4.151
  12/11/04               4.151
  12/12/04               4.151
  12/13/04               4.149
  12/14/04               4.124
  12/15/04               4.076
  12/16/04               4.186
  12/17/04               4.201
  12/18/04               4.201
  12/19/04               4.201
  12/20/04               4.185
  12/21/04               4.164
  12/22/04               4.195
  12/23/04               4.226
  12/24/04               4.216
  12/25/04               4.216
  12/26/04               4.216
  12/27/04               4.298
  12/28/04               4.293
  12/29/04               4.324
  12/30/04               4.255
  12/31/04               4.220
  01/01/05               4.220
  01/02/05               4.220
  01/03/05               4.212
  01/04/05               4.291
  01/05/05               4.283
  01/06/05               4.263
  01/07/05               4.271
  01/08/05               4.271
  01/09/05               4.271
  01/10/05               4.271
  01/11/05               4.238
  01/12/05               4.236
  01/13/05               4.165
  01/14/05               4.226
  01/15/05               4.226
  01/16/05               4.226
  01/17/05               4.210
  01/18/05               4.187
  01/19/05               4.173
  01/20/05               4.163
  01/21/05               4.142
  01/22/05               4.142
  01/23/05               4.142
  01/24/05               4.122
  01/25/05               4.194
  01/26/05               4.198
  01/27/05               4.220
  01/28/05               4.142
  01/29/05               4.142
  01/30/05               4.142
  01/31/05               4.130
  02/01/05               4.140
  02/02/05               4.142
  02/03/05               4.165
  02/04/05               4.077
  02/05/05               4.077
  02/06/05               4.077
  02/07/05               4.052
  02/08/05               4.017
  02/09/05               3.992
  02/10/05               4.091
  02/11/05               4.086
  02/12/05               4.086
  02/13/05               4.086
  02/14/05               4.071
  02/15/05               4.098
  02/16/05               4.154
  02/17/05               4.181
  02/18/05               4.267
  02/19/05               4.267
  02/20/05               4.267
  02/21/05               4.264
  02/22/05               4.287
  02/23/05               4.264
  02/24/05               4.285
  02/25/05               4.266
  02/26/05               4.266
  02/27/05               4.266
  02/28/05               4.379
  03/01/05               4.367
  03/02/05               4.379
  03/03/05               4.379
  03/04/05               4.310
  03/05/05               4.310
  03/06/05               4.310
  03/07/05               4.310
  03/08/05               4.393
  03/09/05               4.522
  03/10/05               4.465
  03/11/05               4.544
  03/12/05               4.544
  03/13/05               4.544
  03/14/05               4.510
  03/15/05               4.547
  03/16/05               4.508
  03/17/05               4.466
  03/18/05               4.509
  03/19/05               4.509
  03/20/05               4.509
  03/21/05               4.520
  03/22/05               4.643
  03/23/05               4.586
  03/24/05               4.599
  03/25/05               4.595
  03/26/05               4.595
  03/27/05               4.595
  03/28/05               4.642
  03/29/05               4.575
  03/30/05               4.548
  03/31/05               4.483
  04/01/05               4.449
  04/02/05               4.449
  04/03/05               4.449
  04/04/05               4.458
  04/05/05               4.470
  04/06/05               4.424
  04/07/05               4.482
  04/08/05               4.470
  04/09/05               4.470
  04/10/05               4.470
  04/11/05               4.430
  04/12/05               4.354
  04/13/05               4.362
  04/14/05               4.310
  04/15/05               4.243
  04/16/05               4.243
  04/17/05               4.243
  04/18/05               4.272
  04/19/05               4.213
  04/20/05               4.187
  04/21/05               4.296
  04/22/05               4.247
  04/23/05               4.247
  04/24/05               4.247
  04/25/05               4.249
  04/26/05               4.267
  04/27/05               4.225
  04/28/05               4.146
  04/29/05               4.200
  04/30/05               4.200
  05/01/05               4.200
  05/02/05               4.188
  05/03/05               4.166
  05/04/05               4.188
  05/05/05               4.156
  05/06/05               4.260
  05/07/05               4.260
  05/08/05               4.260
  05/09/05               4.284
  05/10/05               4.202
  05/11/05               4.204
  05/12/05               4.172
  05/13/05               4.119
  05/14/05               4.119
  05/15/05               4.119
  05/16/05               4.129
  05/17/05               4.115
  05/18/05               4.090
  05/19/05               4.113
  05/20/05               4.123
  05/21/05               4.123
  05/22/05               4.123
  05/23/05               4.056
  05/24/05               4.029
  05/25/05               4.088
  05/26/05               4.081
  05/27/05               4.073
  05/28/05               4.073
  05/29/05               4.073
  05/30/05               4.071
  05/31/05               3.983
  06/01/05               3.886
  06/02/05               3.905
  06/03/05               3.975
  06/04/05               3.975
  06/05/05               3.975
  06/06/05               3.954
  06/07/05               3.903
  06/08/05               3.935
  06/09/05               3.950
  06/10/05               4.053
  06/11/05               4.053
  06/12/05               4.053
  06/13/05               4.094
  06/14/05               4.109
  06/15/05               4.101
  06/16/05               4.069
  06/17/05               4.072
  06/18/05               4.072
  06/19/05               4.072
  06/20/05               4.111
  06/21/05               4.042
  06/22/05               3.942
  06/23/05               3.953
  06/24/05               3.919
  06/25/05               3.919
  06/26/05               3.919
  06/27/05               3.904
  06/28/05               3.972
  06/29/05               3.980
  06/30/05               3.915
  07/01/05               4.051
  07/02/05               4.051
  07/03/05               4.051
  07/04/05               4.039
  07/05/05               4.107
  07/06/05               4.070
  07/07/05               4.062
  07/08/05               4.093
  07/09/05               4.093
  07/10/05               4.093
  07/11/05               4.095
  07/12/05               4.144
  07/13/05               4.158
  07/14/05               4.175
  07/15/05               4.165
  07/16/05               4.165
  07/17/05               4.165
  07/18/05               4.222
  07/19/05               4.181
  07/20/05               4.160
  07/21/05               4.278
  07/22/05               4.221
  07/23/05               4.221
  07/24/05               4.221
  07/25/05               4.246
  07/26/05               4.226
  07/27/05               4.256
  07/28/05               4.191
  07/29/05               4.278
  07/30/05               4.278
  07/31/05               4.278
  08/01/05               4.312
  08/02/05               4.336
  08/03/05               4.294
  08/04/05               4.314
  08/05/05               4.388
  08/06/05               4.388
  08/07/05               4.388
  08/08/05               4.420
  08/09/05               4.390
  08/10/05               4.392
  08/11/05               4.322
  08/12/05               4.244
  08/13/05               4.244
  08/14/05               4.244
  08/15/05               4.283
  08/16/05               4.207
  08/17/05               4.269
  08/18/05               4.200
  08/19/05               4.207
  08/20/05               4.207
  08/21/05               4.207
  08/22/05               4.209
  08/23/05               4.180
  08/24/05               4.167
  08/25/05               4.157
  08/26/05               4.188
  08/27/05               4.188
  08/28/05               4.188
  08/29/05               4.169
  08/30/05               4.092
  08/31/05               4.016
  09/01/05               4.033
  09/02/05               4.038
  09/03/05               4.038
  09/04/05               4.038
  09/05/05               4.030
  09/06/05               4.097
  09/07/05               4.139
  09/08/05               4.147
  09/09/05               4.120
  09/10/05               4.120
  09/11/05               4.120
  09/12/05               4.172
  09/13/05               4.128
  09/14/05               4.166
  09/15/05               4.213
  09/16/05               4.273
  09/17/05               4.273
  09/18/05               4.273
  09/19/05               4.248
  09/20/05               4.244
  09/21/05               4.168
  09/22/05               4.181
  09/23/05               4.248
  09/24/05               4.248
  09/25/05               4.248
  09/26/05               4.293
  09/27/05               4.283
  09/28/05               4.255
  09/29/05               4.296
  09/30/05               4.326
  10/01/05               4.326
  10/02/05               4.326
  10/03/05               4.385
  10/04/05               4.369
  10/05/05               4.342
  10/06/05               4.389
  10/07/05               4.374
  10/08/05               4.374
  10/09/05               4.374
  10/10/05               4.358
  10/11/05               4.393
  10/12/05               4.441
  10/13/05               4.463
  10/14/05               4.481
  10/15/05               4.481
  10/16/05               4.481
  10/17/05               4.495
  10/18/05               4.471
  10/19/05               4.461
  10/20/05               4.431
  10/21/05               4.386
  10/22/05               4.386
  10/23/05               4.386
  10/24/05               4.446
  10/25/05               4.536
  10/26/05               4.585
  10/27/05               4.548
  10/28/05               4.567
  10/29/05               4.567
  10/30/05               4.567
  10/31/05               4.553

*Source: Bloomberg

MANAGED MUNICIPAL FUND

   During the year, 20-year AAA quality general obligation municipal yields moved from 4.13% in February 2005 to a high yield of 4.51% in March 2005. At this year's fiscal year-end, the rate was 4.43%, near the high yield for the year (please see chart below). As yields rose since the end of September, the Fund has extended its weighted average maturity from 6.0 years to 8.2 years at the end of the fiscal year. This move anticipates a better municipal market next year when the Fed finishes its rate hike program. For the fiscal year, the Fund's total return was +1.19% for the year, reflecting yield increases during the fiscal year.

                                    [CHART]

                20-Year AAA General
                 Obligation Yields/*/
                 -----------------
 11/01/04             4.38
 11/02/04             4.38
 11/03/04             4.38
 11/04/04             4.38
 11/05/04             4.43
 11/06/04             4.43
 11/07/04             4.43
 11/08/04             4.43
 11/09/04             4.46
 11/10/04             4.48
 11/11/04             4.48
 11/12/04             4.46
 11/13/04             4.46
 11/14/04             4.46
 11/15/04             4.47
 11/16/04             4.45
 11/17/04             4.42
 11/18/04             4.40
 11/19/04             4.43
 11/20/04             4.43
 11/21/04             4.43
 11/22/04             4.41
 11/23/04             4.39
 11/24/04             4.39
 11/25/04             4.39
 11/26/04             4.39
 11/27/04             4.39
 11/28/04             4.39
 11/29/04             4.46
 11/30/04             4.51
 12/01/04             4.48
 12/02/04             4.49
 12/03/04             4.49
 12/04/04             4.49
 12/05/04             4.49
 12/06/04             4.44
 12/07/04             4.49
 12/08/04             4.44
 12/09/04             4.44
 12/10/04             4.43
 12/11/04             4.43
 12/12/04             4.43
 12/13/04             4.40
 12/14/04             4.40
 12/15/04             4.37
 12/16/04             4.33
 12/17/04             4.33
 12/18/04             4.33
 12/19/04             4.33
 12/20/04             4.33
 12/21/04             4.33
 12/22/04             4.33
 12/23/04             4.34
 12/24/04             4.34
 12/25/04             4.34
 12/26/04             4.34
 12/27/04             4.37
 12/28/04             4.36
 12/29/04             4.36
 12/30/04             4.34
 12/31/04             4.36
 01/01/05             4.36
 01/02/05             4.36
 01/03/05             4.36
 01/04/05             4.38
 01/05/05             4.37
 01/06/05             4.34
 01/07/05             4.32
 01/08/05             4.32
 01/09/05             4.32
 01/10/05             4.32
 01/11/05             4.30
 01/12/05             4.30
 01/13/05             4.27
 01/14/05             4.27
 01/15/05             4.27
 01/16/05             4.27
 01/17/05             4.27
 01/18/05             4.27
 01/19/05             4.28
 01/20/05             4.27
 01/21/05             4.27
 01/22/05             4.27
 01/23/05             4.27
 01/24/05             4.27
 01/25/05             4.27
 01/26/05             4.27
 01/27/05             4.27
 01/28/05             4.24
 01/29/05             4.24
 01/30/05             4.24
 01/31/05             4.25
 02/01/05             4.25
 02/02/05             4.25
 02/03/05             4.25
 02/04/05             4.22
 02/05/05             4.22
 02/06/05             4.22
 02/07/05             4.20
 02/08/05             4.18
 02/09/05             4.15
 02/10/05             4.15
 02/11/05             4.15
 02/12/05             4.15
 02/13/05             4.15
 02/14/05             4.13
 02/15/05             4.15
 02/16/05             4.19
 02/17/05             4.24
 02/18/05             4.24
 02/19/05             4.24
 02/20/05             4.24
 02/21/05             4.24
 02/22/05             4.24
 02/23/05             4.30
 02/24/05             4.34
 02/25/05             4.35
 02/26/05             4.35
 02/27/05             4.35
 02/28/05             4.35
 03/01/05             4.37
 03/02/05             4.34
 03/03/05             4.34
 03/04/05             4.34
 03/05/05             4.34
 03/06/05             4.34
 03/07/05             4.33
 03/08/05             4.33
 03/09/05             4.35
 03/10/05             4.41
 03/11/05             4.41
 03/12/05             4.41
 03/13/05             4.41
 03/14/05             4.42
 03/15/05             4.43
 03/16/05             4.43
 03/17/05             4.43
 03/18/05             4.42
 03/19/05             4.42
 03/20/05             4.42
 03/21/05             4.43
 03/22/05             4.44
 03/23/05             4.47
 03/24/05             4.47
 03/25/05             4.47
 03/26/05             4.47
 03/27/05             4.47
 03/28/05             4.47
 03/29/05             4.47
 03/30/05             4.47
 03/31/05             4.47
 04/01/05             4.47
 04/02/05             4.47
 04/03/05             4.47
 04/04/05             4.45
 04/05/05             4.45
 04/06/05             4.44
 04/07/05             4.43
 04/08/05             4.44
 04/09/05             4.44
 04/10/05             4.44
 04/11/05             4.44
 04/12/05             4.43
 04/13/05             4.42
 04/14/05             4.39
 04/15/05             4.35
 04/16/05             4.35
 04/17/05             4.35
 04/18/05             4.33
 04/19/05             4.32
 04/20/05             4.31
 04/21/05             4.31
 04/22/05             4.31
 04/23/05             4.31
 04/24/05             4.31
 04/25/05             4.31
 04/26/05             4.31
 04/27/05             4.32
 04/28/05             4.30
 04/29/05             4.28
 04/30/05             4.28
 05/01/05             4.28
 05/02/05             4.26
 05/03/05             4.26
 05/04/05             4.25
 05/05/05             4.27
 05/06/05             4.26
 05/07/05             4.26
 05/08/05             4.26
 05/09/05             4.26
 05/10/05             4.31
 05/11/05             4.31
 05/12/05             4.31
 05/13/05             4.29
 05/14/05             4.29
 05/15/05             4.29
 05/16/05             4.29
 05/17/05             4.28
 05/18/05             4.26
 05/19/05             4.24
 05/20/05             4.24
 05/21/05             4.24
 05/22/05             4.24
 05/23/05             4.23
 05/24/05             4.23
 05/25/05             4.23
 05/26/05             4.23
 05/27/05             4.24
 05/28/05             4.24
 05/29/05             4.24
 05/30/05             4.24
 05/31/05             4.22
 06/01/05             4.22
 06/02/05             4.19
 06/03/05             4.17
 06/04/05             4.17
 06/05/05             4.17
 06/06/05             4.17
 06/07/05             4.16
 06/08/05             4.16
 06/09/05             4.16
 06/10/05             4.17
 06/11/05             4.17
 06/12/05             4.17
 06/13/05             4.19
 06/14/05             4.20
 06/15/05             4.22
 06/16/05             4.23
 06/17/05             4.24
 06/18/05             4.24
 06/19/05             4.24
 06/20/05             4.25
 06/21/05             4.25
 06/22/05             4.21
 06/23/05             4.21
 06/24/05             4.19
 06/25/05             4.19
 06/26/05             4.19
 06/27/05             4.19
 06/28/05             4.19
 06/29/05             4.19
 06/30/05             4.19
 07/01/05             4.20
 07/02/05             4.20
 07/03/05             4.20
 07/04/05             4.20
 07/05/05             4.22
 07/06/05             4.25
 07/07/05             4.26
 07/08/05             4.24
 07/09/05             4.24
 07/10/05             4.24
 07/11/05             4.24
 07/12/05             4.26
 07/13/05             4.27
 07/14/05             4.29
 07/15/05             4.29
 07/16/05             4.29
 07/17/05             4.29
 07/18/05             4.30
 07/19/05             4.30
 07/20/05             4.31
 07/21/05             4.31
 07/22/05             4.36
 07/23/05             4.36
 07/24/05             4.36
 07/25/05             4.34
 07/26/05             4.32
 07/27/05             4.32
 07/28/05             4.32
 07/29/05             4.29
 07/30/05             4.29
 07/31/05             4.29
 08/01/05             4.29
 08/02/05             4.32
 08/03/05             4.33
 08/04/05             4.30
 08/05/05             4.29
 08/06/05             4.29
 08/07/05             4.29
 08/08/05             4.32
 08/09/05             4.34
 08/10/05             4.34
 08/11/05             4.34
 08/12/05             4.33
 08/13/05             4.33
 08/14/05             4.33
 08/15/05             4.31
 08/16/05             4.30
 08/17/05             4.27
 08/18/05             4.27
 08/19/05             4.27
 08/20/05             4.27
 08/21/05             4.27
 08/22/05             4.25
 08/23/05             4.25
 08/24/05             4.25
 08/25/05             4.25
 08/26/05             4.24
 08/27/05             4.24
 08/28/05             4.24
 08/29/05             4.22
 08/30/05             4.22
 08/31/05             4.22
 09/01/05             4.21
 09/02/05             4.18
 09/03/05             4.18
 09/04/05             4.18
 09/05/05             4.18
 09/06/05             4.17
 09/07/05             4.17
 09/08/05             4.19
 09/09/05             4.21
 09/10/05             4.21
 09/11/05             4.21
 09/12/05             4.21
 09/13/05             4.24
 09/14/05             4.22
 09/15/05             4.23
 09/16/05             4.27
 09/17/05             4.27
 09/18/05             4.27
 09/19/05             4.30
 09/20/05             4.31
 09/21/05             4.31
 09/22/05             4.29
 09/23/05             4.29
 09/24/05             4.29
 09/25/05             4.29
 09/26/05             4.32
 09/27/05             4.32
 09/28/05             4.33
 09/29/05             4.33
 09/30/05             4.34
 10/01/05             4.34
 10/02/05             4.34
 10/03/05             4.34
 10/04/05             4.38
 10/05/05             4.36
 10/06/05             4.36
 10/07/05             4.37
 10/08/05             4.37
 10/09/05             4.37
 10/10/05             4.37
 10/11/05             4.38
 10/12/05             4.38
 10/13/05             4.41
 10/14/05             4.40
 10/15/05             4.40
 10/16/05             4.40
 10/17/05             4.42
 10/18/05             4.44
 10/19/05             4.44
 10/20/05             4.43
 10/21/05             4.43
 10/22/05             4.43
 10/23/05             4.43
 10/24/05             4.43
 10/25/05             4.43
 10/26/05             4.40
 10/27/05             4.43
 10/28/05             4.43
 10/29/05             4.43
 10/30/05             4.43
 10/31/05             4.43


*Source: Bloomberg

NORTH AMERICAN GOVERNMENT BOND FUND

   In May 2005 when the 10-year Treasury rate reached a low of 3.89%, the Fund's U.S. Treasury investments had a weighted average maturity of 9.2 years. At fiscal year-end, with 10-year Treasury rates over 4.50%, the section's weighted average maturity was extended out to 10.4 years. ISI's outlook for Treasury rates is that they are now in a good value range and have profit potential for the next fiscal year. The Fund also increased its holdings of Canadian and Mexican government bonds during the fiscal year, attracted by their strong currency characteristics and, in the case of Mexico, its high yield. Overall, the Canadian and Mexican sections moved up from 20.2% of the portfolio in October 2004 to 25.4% in October 2005. The

MANAGEMENT DISCUSSION AND ANALYSIS

combination of these two active management steps helped the Fund's ISI Class A shares produce a +4.39% total return over the fiscal year.

ISI STRATEGY FUND

   One of the primary focuses in the active management of the Fund is making a decision about the allocation between stocks, bonds and cash. During the past year, the portfolio was invested in equities so that its average percentage weighting was about 68.8% of the whole portfolio. The normal policy range is 40% to 80% equities. At the end of the fiscal year, the equity section represented a high 74% of the portfolio. The higher weighting in stocks helped performance because the Dow Jones Wilshire 5000 (Full Cap) Index was +10.77% for the year, while the Lehman Brothers Treasury Index was up only +0.88%. Two additional investment features were also important to the Fund. First, the equity portfolio is invested to reflect the movement of the U.S. stock market as a whole. The benchmark index is the Dow Jones Wilshire 5000 (Full Cap) Index. Over the last year, this broader measure of the equity market outperformed the somewhat narrower S&P 500 Index, with a total return of +10.77% versus +8.91%. Second, the fixed income section is U.S. Treasury-based with a managed maturity orientation similar to that of the Total Return US Treasury Fund. At the beginning of the fiscal year, the section's weighted average maturity, including reserves, was 8.1 years. As rates fell during the first part of the fiscal year, the portfolio's weighted average maturity including reserves was reduced to 6.7 years, helping the Fund weather the following increase in yield. The Fund's average maturity was later extended as rates rose, so that by the end of the fiscal year the weighted average maturity was up to 7.6 years.

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2005)


             Total Return                     Lehman Brothers
             US Treasury                       Intermediate     Lehman Brothers
                Fund -      Lehman Brothers      Treasury          Long-Term
              ISI Shares     Treasury Index        Index        Treasury Index
             ------------   ---------------   ---------------   ---------------
10/31/1995     $ 9,700         $10,000           $10,000           $10,000
11/30/1995       9,880          10,155            10,122            10,250
12/31/1995      10,075          10,300            10,224            10,523
 1/31/1996      10,088          10,365            10,311            10,523
 2/29/1996       9,754          10,153            10,201            10,014
 3/31/1996       9,601          10,065            10,151             9,815
 4/30/1996       9,486          10,004            10,121             9,651
 5/31/1996       9,459           9,985            10,117             9,601
 6/30/1996       9,601          10,111            10,217             9,805
 7/31/1996       9,614          10,135            10,248             9,809
 8/31/1996       9,537          10,114            10,261             9,687
 9/30/1996       9,731          10,280            10,392             9,954
10/31/1996      10,029          10,506            10,562            10,345
11/30/1996      10,297          10,688            10,689            10,690
12/31/1996      10,095          10,578            10,631            10,431
 1/31/1997      10,057          10,589            10,670            10,357
 2/28/1997      10,050          10,602            10,686            10,361
 3/31/1997       9,896          10,487            10,623            10,096
 4/30/1997      10,046          10,637            10,742            10,340
 5/31/1997      10,144          10,729            10,826            10,456
 6/30/1997      10,296          10,849            10,917            10,658
 7/31/1997      10,725          11,160            11,122            11,283
 8/31/1997      10,525          11,047            11,077            10,969
 9/30/1997      10,711          11,215            11,198            11,271
10/31/1997      10,931          11,410            11,329            11,651
11/30/1997      11,011          11,470            11,356            11,806
12/31/1997      11,167          11,591            11,449            12,004
 1/31/1998      11,336          11,768            11,602            12,248
 2/28/1998      11,284          11,733            11,587            12,160
 3/31/1998      11,309          11,765            11,621            12,185
 4/30/1998      11,335          11,818            11,676            12,231
 5/31/1998      11,496          11,940            11,757            12,464
 6/30/1998      11,680          12,078            11,837            12,754
 7/31/1998      11,660          12,097            11,883            12,701
 8/31/1998      12,120          12,425            12,118            13,274
 9/30/1998      12,468          12,772            12,410            13,760
10/31/1998      12,298          12,731            12,435            13,552
11/30/1998      12,383          12,728            12,389            13,656
12/31/1998      12,373          12,753            12,436            13,627
 1/31/1999      12,449          12,827            12,490            13,750
 2/28/1999      12,019          12,500            12,308            13,074
 3/31/1999      12,023          12,548            12,389            13,044
 4/30/1999      12,063          12,577            12,424            13,062
 5/31/1999      11,920          12,460            12,345            12,857
 6/30/1999      11,838          12,434            12,368            12,721
 7/31/1999      11,792          12,424            12,379            12,659
 8/31/1999      11,746          12,425            12,404            12,610
 9/30/1999      11,837          12,521            12,501            12,703
10/31/1999      11,828          12,534            12,517            12,711
11/30/1999      11,769          12,510            12,522            12,625
12/31/1999      11,671          12,427            12,487            12,436
 1/31/2000      11,803          12,460            12,453            12,613
 2/29/2000      12,051          12,647            12,550            12,994
 3/31/2000      12,365          12,898            12,710            13,439
 4/30/2000      12,330          12,857            12,701            13,331
 5/31/2000      12,295          12,877            12,754            13,283
 6/30/2000      12,496          13,094            12,939            13,570
 7/31/2000      12,659          13,229            13,026            13,804
 8/31/2000      12,889          13,423            13,162            14,119
 9/30/2000      12,786          13,434            13,263            13,947
10/31/2000      12,951          13,565            13,350            14,166
11/30/2000      13,239          13,843            13,544            14,613
12/31/2000      13,515          14,107            13,769            14,957
 1/31/2001      13,546          14,222            13,931            14,982
 2/28/2001      13,743          14,394            14,060            15,238
 3/31/2001      13,706          14,440            14,171            15,162
 4/30/2001      13,432          14,260            14,115            14,749
 5/31/2001      13,464          14,305            14,173            14,768
 6/30/2001      13,510          14,382            14,224            14,895
 7/31/2001      13,910          14,740            14,482            15,450
 8/31/2001      14,141          14,936            14,608            15,780
 9/30/2001      14,245          15,173            14,910            15,898
10/31/2001      14,709          15,593            15,136            16,679
11/30/2001      14,223          15,207            14,965            15,886
12/31/2001      14,082          15,059            14,893            15,587
 1/31/2002      14,174          15,160            14,934            15,737
 2/28/2002      14,266          15,297            15,057            15,972
 3/31/2002      13,932          14,929            14,827            15,326
 4/30/2002      14,292          15,300            15,092            15,908
 5/31/2002      14,355          15,386            15,196            15,958
 6/30/2002      14,597          15,603            15,381            16,245
 7/31/2002      14,961          15,973            15,688            16,746
 8/31/2002      15,402          16,318            15,852            17,477
 9/30/2002      15,814          16,758            16,157            18,205
10/31/2002      15,558          16,573            16,127            17,682
11/30/2002      15,409          16,408            15,977            17,487
12/31/2002      15,780          16,835            16,274            18,203
 1/31/2003      15,721          16,784            16,227            18,141
 2/28/2003      16,003          17,072            16,403            18,691
 3/31/2003      15,913          17,001            16,402            18,456
 4/30/2003      15,994          17,080            16,435            18,643
 5/31/2003      16,499          17,573            16,690            19,691
 6/30/2003      16,392          17,465            16,663            19,391
 7/31/2003      15,652          16,698            16,298            17,657
 8/31/2003      15,735          16,797            16,321            17,938
 9/30/2003      16,168          17,304            16,659            18,872
10/31/2003      15,916          17,040            16,496            18,347
11/30/2003      15,951          17,061            16,492            18,436
12/31/2003      16,062          17,212            16,617            18,655
 1/31/2004      16,199          17,359            16,699            18,975
 2/29/2004      16,396          17,574            16,854            19,353
 3/31/2004      16,526          17,739            16,973            19,647
 4/30/2004      15,979          17,168            16,589            18,545
 5/31/2004      15,940          17,109            16,541            18,454
 6/30/2004      16,020          17,178            16,576            18,622
 7/31/2004      16,135          17,342            16,689            18,937
 8/31/2004      16,473          17,700            16,933            19,640
 9/30/2004      16,503          17,746            16,941            19,806
10/31/2004      16,654          17,886            17,034            20,097
11/30/2004      16,422          17,646            16,859            19,650
12/31/2004      16,609          17,821            16,953            20,092
 1/31/2005      16,814          17,951            16,972            20,599
 2/28/2005      16,672          17,805            16,861            20,333
 3/31/2005      16,617          17,747            16,826            20,197
 4/30/2005      16,916          18,059            17,031            20,888
 5/31/2005      17,163          18,279            17,161            21,430
 6/30/2005      17,322          18,391            17,216            21,752
 7/31/2005      17,034          18,142            17,056            21,181
 8/31/2005      17,355          18,430            17,251            21,798
 9/30/2005      17,065          18,185            17,110            21,172
10/31/2005      16,884          18,043            17,034            20,782


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2005          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Total Return US Treasury
 Fund - ISI Shares        -1.70%  5.31%  26.40%   68.84%    224.21%    -1.70%  1.74%   4.80%   5.38%      7.07%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury
 Index/3/                  0.88%  8.87%  33.01%   80.43%    251.15%     0.88%  2.87%   5.87%   6.08%      7.59%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/3/                  0.00%  5.62%  27.59%   70.34%    212.18%     0.00%  1.84%   4.99%   5.47%      6.86%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Long-Term Treasury
 Index/3/                  3.41% 17.53%  46.71%  107.82%    378.25%     3.41%  5.53%   7.97%   7.59%      9.54%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.6 years.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1 /

                                    [CHART]

Managed Municipal Fund - ISI Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended October 31, 2005)

                                                Lehman Brothers
               Managed        Lehman Brothers     Prerefunded
           Municipal Fund -     General          Municipal Bond   Consumer Price
             ISI Shares      Obligation Index        Index           Index
           --------------    ----------------   ---------------   --------------
10/31/1995     $9,700           $10,000             $10,000           $10,000
11/30/1995      9,868            10,141              10,109             9,994
12/31/1995      9,992            10,221              10,171             9,987
 1/31/1996     10,062            10,320              10,286            10,046
 2/29/1996      9,955            10,273              10,249            10,078
 3/31/1996      9,765            10,159              10,147            10,130
 4/30/1996      9,724            10,123              10,152            10,169
 5/31/1996      9,691            10,107              10,151            10,189
 6/30/1996      9,809            10,209              10,193            10,195
 7/31/1996      9,928            10,306              10,286            10,215
 8/31/1996      9,884            10,305              10,283            10,234
 9/30/1996     10,023            10,432              10,378            10,267
10/31/1996     10,152            10,554              10,459            10,299
11/30/1996     10,330            10,750              10,588            10,319
12/31/1996     10,263            10,707              10,563            10,319
 1/31/1997     10,263            10,736              10,601            10,351
 2/28/1997     10,337            10,834              10,685            10,384
 3/31/1997     10,194            10,694              10,568            10,410
 4/30/1997     10,278            10,777              10,603            10,423
 5/31/1997     10,432            10,938              10,754            10,416
 6/30/1997     10,546            11,056              10,826            10,429
 7/31/1997     10,860            11,342              11,009            10,442
 8/31/1997     10,705            11,242              10,956            10,462
 9/30/1997     10,851            11,369              11,050            10,488
10/31/1997     10,906            11,432              11,094            10,514
11/30/1997     10,952            11,486              11,119            10,508
12/31/1997     11,126            11,649              11,215            10,495
 1/31/1998     11,238            11,769              11,313            10,514
 2/28/1998     11,213            11,778              11,344            10,534
 3/31/1998     11,218            11,789              11,341            10,553
 4/30/1998     11,151            11,727              11,306            10,573
 5/31/1998     11,354            11,920              11,447            10,592
 6/30/1998     11,380            11,963              11,487            10,605
 7/31/1998     11,396            11,992              11,530            10,618
 8/31/1998     11,602            12,181              11,655            10,631
 9/30/1998     11,745            12,344              11,750            10,644
10/31/1998     11,729            12,347              11,794            10,670
11/30/1998     11,756            12,387              11,831            10,670
12/31/1998     11,799            12,427              11,851            10,664
 1/31/1999     11,939            12,590              11,979            10,690
 2/28/1999     11,858            12,526              11,979            10,703
 3/31/1999     11,842            12,531              11,977            10,735
 4/30/1999     11,880            12,566              12,012            10,813
 5/31/1999     11,759            12,495              11,969            10,813
 6/30/1999     11,573            12,312              11,864            10,813
 7/31/1999     11,617            12,361              11,936            10,846
 8/31/1999     11,495            12,288              11,936            10,872
 9/30/1999     11,439            12,299              11,974            10,924
10/31/1999     11,306            12,192              11,961            10,943
11/30/1999     11,451            12,316              12,021            10,950
12/31/1999     11,350            12,239              11,988            10,950
 1/31/2000     11,271            12,194              12,004            10,982
 2/29/2000     11,452            12,316              12,051            11,048
 3/31/2000     11,737            12,563              12,155            11,139
 4/30/2000     11,623            12,499              12,147            11,145
 5/31/2000     11,543            12,433              12,148            11,158
 6/30/2000     11,877            12,752              12,323            11,217
 7/31/2000     12,050            12,921              12,433            11,243
 8/31/2000     12,213            13,105              12,543            11,243
 9/30/2000     12,108            13,038              12,532            11,301
10/31/2000     12,260            13,176              12,610            11,321
11/30/2000     12,377            13,268              12,674            11,327
12/31/2000     12,743            13,581              12,851            11,321
 1/31/2001     12,802            13,729              13,033            11,392
 2/28/2001     12,850            13,770              13,081            11,438
 3/31/2001     12,945            13,891              13,174            11,464
 4/30/2001     12,753            13,747              13,114            11,509
 5/31/2001     12,886            13,886              13,239            11,562
 6/30/2001     12,982            13,972              13,310            11,581
 7/31/2001     13,164            14,171              13,439            11,549
 8/31/2001     13,370            14,400              13,603            11,549
 9/30/2001     13,285            14,369              13,654            11,601
10/31/2001     13,456            14,515              13,776            11,562
11/30/2001     13,333            14,388              13,682            11,542
12/31/2001     13,247            14,272              13,623            11,496
 1/31/2002     13,421            14,507              13,822            11,522
 2/28/2002     13,584            14,683              13,971            11,568
 3/31/2002     13,308            14,403              13,688            11,633
 4/30/2002     13,535            14,700              13,949            11,698
 5/31/2002     13,636            14,781              14,037            11,698
 6/30/2002     13,737            14,946              14,179            11,705
 7/31/2002     13,902            15,131              14,332            11,718
 8/31/2002     14,094            15,303              14,456            11,757
 9/30/2002     14,388            15,613              14,664            11,776
10/31/2002     14,144            15,360              14,493            11,796
11/30/2002     14,079            15,285              14,446            11,796
12/31/2002     14,403            15,585              14,744            11,770
 1/31/2003     14,325            15,558              14,726            11,822
 2/28/2003     14,521            15,773              14,892            11,913
 3/31/2003     14,534            15,803              14,868            11,984
 4/30/2003     14,639            15,905              14,944            11,958
 5/31/2003     14,916            16,256              15,194            11,939
 6/30/2003     14,784            16,178              15,152            11,952
 7/31/2003     14,226            15,640              14,799            11,965
 8/31/2003     14,386            15,786              14,887            12,010
 9/30/2003     14,787            16,238              15,214            12,049
10/31/2003     14,693            16,130              15,138            12,036
11/30/2003     14,842            16,262              15,209            12,004
12/31/2003     14,963            16,377              15,295            11,991
 1/31/2004     14,963            16,459              15,351            12,049
 2/29/2004     15,230            16,717              15,539            12,115
 3/31/2004     15,102            16,672              15,450            12,193
 4/30/2004     14,699            16,297              15,166            12,232
 5/31/2004     14,597            16,275              15,100            12,303
 6/30/2004     14,660            16,339              15,141            12,342
 7/31/2004     14,876            16,536              15,296            12,323
 8/31/2004     15,163            16,853              15,550            12,329
 9/30/2004     15,213            16,934              15,571            12,355
10/31/2004     15,319            17,067              15,653            12,420
11/30/2004     15,173            16,919              15,540            12,427
12/31/2004     15,351            17,103              15,664            12,381
 1/31/2005     15,473            17,232              15,694            12,407
 2/28/2005     15,399            17,164              15,632            12,479
 3/31/2005     15,254            17,045              15,520            12,576
 4/30/2005     15,508            17,309              15,710            12,661
 5/31/2005     15,605            17,428              15,759            12,648
 6/30/2005     15,702            17,522              15,845            12,655
 7/31/2005     15,599            17,422              15,761            12,713
 8/31/2005     15,754            17,595              15,865            12,778
 9/30/2005     15,636            17,476              15,817            12,934
10/31/2005     15,502            17,366              15,748            12,960


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2005          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares               -1.86%  6.32%  22.70%   55.02%    133.43%    -1.86%  2.06%   4.18%   4.48%      5.56%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers General
 Obligation Index/3/       1.75% 13.06%  31.81%   73.66%    171.02%     1.75%  4.18%   5.68%   5.67%      6.57%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/             0.61%  8.66%  24.89%   57.48%    136.71%     0.61%  2.81%   4.55%   4.65%      5.65%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/    4.34%  9.88%  14.48%   29.60%     55.63%     4.34%  3.19%   2.74%   2.63%      2.86%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to Federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Lehman Brothers Emerging Americas Index:
Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended October 31, 2005)


                                          Lehman Brothers Emerging
                                           Americas Index: Mexico
           North American                   Section / Citigroup
             Government    Lehman Brothers Investment-Grade Bond
           Bond Fund - ISI   Intermediate      US Broad Index    Consumer Price
           Class A Shares   Treasury Index     Mexico Sector          Index
           --------------   -------------- --------------------- --------------
10/31/1995    $ 9,700         $10,000              $10,000          $10,000
11/30/1995      9,811          10,122               10,296            9,994
12/31/1995      9,992          10,224               10,854            9,987
1/31/1996      10,073          10,311               11,420           10,046
2/29/1996       9,750          10,201               10,966           10,078
3/31/1996       9,717          10,151               11,275           10,130
4/30/1996       9,694          10,121               11,685           10,169
5/31/1996       9,741          10,117               11,585           10,189
6/30/1996       9,860          10,217               11,765           10,195
7/31/1996       9,920          10,248               11,793           10,215
8/31/1996       9,943          10,261               12,207           10,234
9/30/1996      10,197          10,392               12,620           10,267
10/31/1996     10,502          10,562               12,666           10,299
11/30/1996     10,808          10,689               13,121           10,319
12/31/1996     10,611          10,631               13,240           10,319
1/31/1997      10,611          10,670               13,701           10,351
2/28/1997      10,623          10,686               13,937           10,384
3/31/1997      10,485          10,623               13,388           10,410
4/30/1997      10,625          10,742               13,725           10,423
5/31/1997      10,765          10,826               14,221           10,416
6/30/1997      10,920          10,917               14,524           10,429
7/31/1997      11,414          11,122               15,175           10,442
8/31/1997      11,232          11,077               15,045           10,462
9/30/1997      11,469          11,198               15,466           10,488
10/31/1997     11,575          11,329               14,757           10,514
11/30/1997     11,682          11,356               15,130           10,508
12/31/1997     11,884          11,449               15,446           10,495
1/31/1998      11,992          11,602               15,773           10,514
2/28/1998      11,965          11,587               15,914           10,534
3/31/1998      12,021          11,621               16,040           10,553
4/30/1998      12,076          11,676               16,085           10,573
5/31/1998      12,145          11,757               15,944           10,592
6/30/1998      12,285          11,837               15,868           10,605
7/31/1998      12,299          11,883               16,020           10,618
8/31/1998      12,512          12,118               13,500           10,631
9/30/1998      12,814          12,410               13,958           10,644
10/31/1998     12,727          12,435               14,435           10,670
11/30/1998     12,843          12,389               15,380           10,670
12/31/1998     12,886          12,436               15,336           10,664
1/31/1999      12,931          12,490               15,171           10,690
2/28/1999      12,632          12,308               15,248           10,703
3/31/1999      12,738          12,389               15,960           10,735
4/30/1999      12,844          12,424               16,459           10,813
5/31/1999      12,629          12,345               15,743           10,813
6/30/1999      12,645          12,368               15,957           10,813
7/31/1999      12,630          12,379               15,787           10,846
8/31/1999      12,614          12,404               15,951           10,872
9/30/1999      12,709          12,501               16,329           10,924
10/31/1999     12,694          12,517               16,632           10,943
11/30/1999     12,726          12,522               17,109           10,950
12/31/1999     12,677          12,487               17,556           10,950
1/31/2000      12,775          12,453               17,425           10,982
2/29/2000      13,037          12,550               18,245           11,048
3/31/2000      13,351          12,710               18,728           11,139
4/30/2000      13,284          12,701               18,471           11,145
5/31/2000      13,268          12,754               18,111           11,158
6/30/2000      13,419          12,939               18,824           11,217
7/31/2000      13,640          13,026               19,280           11,243
8/31/2000      13,863          13,162               19,764           11,243
9/30/2000      13,811          13,263               19,810           11,301
10/31/2000     13,916          13,350               19,614           11,321
11/30/2000     14,214          13,544               19,912           11,327
12/31/2000     14,462          13,769               20,207           11,321
1/31/2001      14,534          13,931               20,584           11,392
2/28/2001      14,713          14,060               20,438           11,438
3/31/2001      14,786          14,171               20,522           11,464
4/30/2001      14,676          14,115               20,644           11,509
5/31/2001      14,767          14,173               21,119           11,562
6/30/2001      14,859          14,224               21,538           11,581
7/31/2001      15,176          14,482               21,585           11,549
8/31/2001      15,402          14,608               22,025           11,549
9/30/2001      15,422          14,910               21,474           11,601
10/31/2001     15,955          15,136               22,324           11,562
11/30/2001     15,552          14,965               22,428           11,542
12/31/2001     15,455          14,893               22,732           11,496
1/31/2002      15,553          14,934               23,094           11,522
2/28/2002      15,670          15,057               23,806           11,568
3/31/2002      15,433          14,827               23,448           11,633
4/30/2002      15,652          15,092               23,984           11,698
5/31/2002      15,672          15,196               23,998           11,698
6/30/2002      15,789          15,381               23,612           11,705
7/31/2002      16,090          15,688               23,349           11,718
8/31/2002      16,514          15,852               24,333           11,757
9/30/2002      16,798          16,157               24,287           11,776
10/31/2002     16,628          16,127               24,785           11,796
11/30/2002     16,562          15,977               25,315           11,796
12/31/2002     16,826          16,274               25,996           11,770
1/31/2003      16,716          16,227               25,874           11,822
2/28/2003      16,967          16,403               26,383           11,913
3/31/2003      16,962          16,402               26,890           11,984
4/30/2003      17,259          16,435               27,831           11,958
5/31/2003      17,881          16,690               28,679           11,939
6/30/2003      17,811          16,663               28,571           11,952
7/31/2003      16,998          16,298               27,362           11,965
8/31/2003      16,994          16,321               27,674           12,010
9/30/2003      17,498          16,659               28,772           12,049
10/31/2003     17,316          16,496               28,451           12,036
11/30/2003     17,222          16,492               28,571           12,004
12/31/2003     17,399          16,617               28,963           11,991
1/31/2004      17,578          16,699               29,265           12,049
2/29/2004      17,762          16,854               29,866           12,115
3/31/2004      17,901          16,973               30,436           12,193
4/30/2004      17,225          16,589               29,044           12,232
5/31/2004      17,108          16,541               28,866           12,303
6/30/2004      17,132          16,576               28,964           12,342
7/31/2004      17,345          16,689               29,548           12,323
8/31/2004      17,679          16,933               30,557           12,329
9/30/2004      17,774          16,941               30,645           12,355
10/31/2004     17,943          17,034               31,070           12,420
11/30/2004     17,846          16,859               30,858           12,427
12/31/2004     18,114          16,953               31,392           12,381
1/31/2005      18,261          16,972               31,898           12,407
2/28/2005      18,113          16,861               31,876           12,479
3/31/2005      18,039          16,826               31,083           12,576
4/30/2005      18,337          17,031               31,581           12,661
5/31/2005      18,735          17,161               32,552           12,648
6/30/2005      19,011          17,216               32,876           12,655
7/31/2005      18,785          17,056               32,782           12,713
8/31/2005      19,138          17,251               33,342           12,778
9/30/2005      18,960          17,110               33,322           12,934
10/31/2005     18,732          17,034               32,934           12,960

                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2005          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares       1.25%   9.25%  30.52%   87.32%    103.36%    1.25%   2.99%   5.47%    6.48%      5.71%
-------------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares       2.74%       -       -        -   3.95%/3/    2.74%       -       -        -      1.59%/3/
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                 0.00%   5.62%  27.59%   70.34%     98.94%    0.00%   1.84%   4.99%    5.47%      5.54%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/ Citigroup US
 Broad Investment- Grade
 Bond Index Mexico
 Sector/5/                6.00%  32.88%  67.91%  229.34%    267.58%    6.00%   9.94%  10.92%   12.66%     10.75%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/6/   4.34%   9.88%  14.48%   29.60%     39.69%    4.34%   3.19%   2.74%    2.63%      2.66%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter. The performance of ISI Class C Shares may be greater than or less than the line shown in the graph above for ISI Class A Shares, based on the differences in loads and fees paid by shareholders investing in the different classes.
/2/ ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through October 31, 2005 were 2.06% and 0.85%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/5/ Reflects the performance of the Lehman Brothers Emerging Americas Index:
    Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through
    October 31, 2005. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index:
    Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/6/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds
Average: Value of a $10,000 Investment (since inception/2/):

                                                                Lipper Flexible
              ISI Strategy      Dow Jones                          Portfolio
                 Fund -       Wilshire 5000    Consumer Price         Funds
               ISI Shares    (Full Cap) Index       Index           Average
              ------------   ----------------  --------------   ---------------
 9/16/1997      $ 9,700         $10,000           $10,000          $10,000
 9/30/1997        9,719          10,000            10,000           10,000
 10/31/1997       9,554           9,667            10,025            9,777
 11/30/1997       9,767           9,983            10,019            9,933
 12/31/1997       9,933          10,168            10,006           10,070
 1/31/1998       10,020          10,223            10,025           10,135
 2/28/1998       10,459          10,967            10,043           10,594
 3/31/1998       10,810          11,516            10,062           10,950
 4/30/1998       10,878          11,653            10,081           11,031
 5/31/1998       10,761          11,343            10,099           10,911
 6/30/1998       11,044          11,741            10,112           11,117
 7/31/1998       10,887          11,483            10,124           10,965
 8/31/1998        9,992           9,695            10,137            9,855
 9/30/1998       10,483          10,328            10,149           10,235
 10/31/1998      10,888          11,097            10,174           10,687
 11/30/1998      11,337          11,796            10,174           11,104
 12/31/1998      11,776          12,550            10,168           11,513
 1/31/1999       12,079          13,012            10,192           11,708
 2/28/1999       11,634          12,540            10,205           11,386
 3/31/1999       11,937          13,024            10,236           11,687
 4/30/1999       12,301          13,648            10,310           12,070
 5/31/1999       12,068          13,350            10,310           11,873
 6/30/1999       12,443          14,041            10,310           12,256
 7/31/1999       12,148          13,590            10,341           12,069
 8/31/1999       12,046          13,464            10,366           11,980
 9/30/1999       11,863          13,112            10,416           11,857
 10/31/1999      12,282          13,946            10,434           12,227
 11/30/1999      12,496          14,413            10,440           12,488
 12/31/1999      12,953          15,507            10,440           13,107
 1/31/2000       12,649          14,864            10,472           12,771
 2/29/2000       12,869          15,196            10,534           13,037
 3/31/2000       13,498          16,099            10,620           13,581
 4/30/2000       13,056          15,260            10,627           13,260
 5/31/2000       12,804          14,727            10,639           13,053
 6/30/2000       13,183          15,377            10,695           13,377
 7/31/2000       13,098          15,063            10,720           13,267
 8/31/2000       13,734          16,157            10,720           13,877
 9/30/2000       13,289          15,403            10,775           13,533
 10/31/2000      13,205          15,076            10,794           13,441
 11/30/2000      12,491          13,576            10,800           12,876
 12/31/2000      12,735          13,818            10,794           13,182
 1/31/2001       13,063          14,347            10,862           13,419
 2/28/2001       12,340          12,986            10,906           12,749
 3/31/2001       11,865          12,112            10,931           12,222
 4/30/2001       12,299          13,109            10,974           12,783
 5/31/2001       12,379          13,239            11,024           12,860
 6/30/2001       12,254          13,018            11,042           12,644
 7/31/2001       12,259          12,803            11,011           12,588
 8/31/2001       11,814          12,028            11,011           12,178
 9/30/2001       11,107          10,947            11,061           11,478
 10/31/2001      11,416          11,226            11,024           11,700
 11/30/2001      11,874          12,084            11,005           12,170
 12/31/2001      12,006          12,301            10,962           12,278
 1/31/2002       11,903          12,149            10,986           12,138
 2/28/2002       11,765          11,899            11,030           11,996
 3/31/2002       12,087          12,420            11,092           12,311
 4/30/2002       11,814          11,813            11,154           12,031
 5/31/2002       11,768          11,674            11,154           11,975
 6/30/2002       11,193          10,854            11,160           11,377
 7/31/2002       10,618           9,978            11,173           10,761
 8/31/2002       10,745          10,036            11,210           10,857
 9/30/2002       10,041           9,029            11,228           10,160
 10/31/2002      10,515           9,720            11,247           10,587
 11/30/2002      10,885          10,306            11,247           10,988
 12/31/2002      10,500           9,735            11,222           10,678
 1/31/2003       10,291           9,490            11,272           10,528
 2/28/2003       10,221           9,329            11,359           10,431
 3/31/2003       10,326           9,435            11,427           10,466
 4/30/2003       10,932          10,208            11,402           11,043
 5/31/2003       11,479          10,832            11,383           11,587
 6/30/2003       11,569          10,992            11,396           11,708
 7/31/2003       11,592          11,257            11,408           11,778
 8/31/2003       11,849          11,527            11,452           12,003
 9/30/2003       11,779          11,400            11,489           12,025
 10/31/2003      12,246          12,096            11,476           12,494
 11/30/2003      12,363          12,265            11,445           12,659
 12/31/2003      12,722          12,816            11,433           13,127
 1/31/2004       12,956          13,101            11,489           13,330
 2/29/2004       13,120          13,292            11,551           13,517
 3/31/2004       13,046          13,149            11,625           13,473
 4/30/2004       12,788          12,870            11,663           13,150
 5/31/2004       12,847          13,047            11,731           13,225
 6/30/2004       13,045          13,319            11,768           13,450
 7/31/2004       12,752          12,811            11,749           13,111
 8/31/2004       12,881          12,853            11,756           13,187
 9/30/2004       13,084          13,082            11,780           13,395
 10/31/2004      13,190          13,305            11,842           13,569
 11/30/2004      13,531          13,928            11,849           14,062
 12/31/2004      13,862          14,434            11,805           14,456
 1/31/2005       13,602          14,049            11,830           14,232
 2/28/2005       13,862          14,342            11,898           14,496
 3/31/2005       13,705          14,089            11,991           14,262
 4/30/2005       13,480          13,771            12,072           14,013
 5/31/2005       13,895          14,308            12,060           14,376
 6/30/2005       14,057          14,437            12,066           14,528
 7/31/2005       14,426          15,041            12,122           14,943
 8/31/2005       14,557          14,894            12,184           14,947
 9/30/2005       14,694          14,999            12,333           15,125
 10/31/2005      14,455          14,738            12,357           14,842


                          Cumulative Total Returns With Load  Average Annual Total Returns With Load

Periods Ending                                      Since                                  Since
October 31, 2005          1 Year 3 Years 5 Years Inception/2/ 1 Year  3 Years  5 Years  Inception/2/
ISI Strategy Fund - ISI
 Shares                    6.27% 33.36%   6.21%    44.55%      6.27%  10.07%    1.21%      4.64%
-----------------------------------------------------------------------------------------------------
Dow Jones Wilshire
 5000 (Full Cap) Index/3/ 10.77% 51.62%  -2.24%    47.38%     10.77%  14.88%   -0.45%      4.91%
-----------------------------------------------------------------------------------------------------
Consumer Price Index/4/    4.34%  9.88%  14.48%    23.57%      4.34%   3.19%    2.74%      2.65%
-----------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio Funds
 Average/5/                8.22% 38.10%   9.61%    48.42%      8.22%  11.18%    1.58%      4.75%
-----------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments or other distributions; and (2) ongoing costs, including management fees, Rule 12b-1, distribution/shareholder service fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on May 1, 2005 and held for the six months through October 31, 2005.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE

                                      BEGINNING        ENDING      EXPENSES PAID ANNUALIZED
                                    ACCOUNT VALUE  ACCOUNT VALUE      DURING      EXPENSE
                                     MAY 1, 2005  OCTOBER 31, 2005  PERIOD/(1)/    RATIO
-------------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                         $1,000.00      $  998.07         $3.58       0.71%
Hypothetical Return                   $1,000.00      $1,021.63         $3.62       0.71%

MANAGED MUNICIPAL FUND
Actual Return                         $1,000.00      $  999.69         $4.39       0.87%
Hypothetical Return                   $1,000.00      $1,020.82         $4.43       0.87%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                         $1,000.00      $1,021.54         $5.35       1.05%
Hypothetical Return                   $1,000.00      $1,019.91         $5.35       1.05%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                         $1,000.00      $1,018.29         $8.65       1.70%
Hypothetical Return                   $1,000.00      $1,016.64         $8.64       1.70%

ISI STRATEGY FUND
Actual Return                         $1,000.00      $1,072.35         $4.91       0.94%
Hypothetical Return                   $1,000.00      $1,020.47         $4.79       0.94%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

ISI FUNDS

PORTFOLIO PROFILES (AS A % OF TOTAL NET ASSETS)                OCTOBER 31, 2005

 TOTAL RETURN US TREASURY FUND                            ISI STRATEGY FUND
 US Treasury Obligations        97.12%                    Basic Materials                0.68%
 Repurchase Agreements           1.75%                    Biotechnology                  2.77%
 Other Assets and Liabilities    1.13%                    Business Services              3.16%
                               -------                    Capital Goods                  5.96%
                               100.00%                    Consumer Cyclicals             3.04%
                                                          Consumer Staples               7.79%
 MANAGED MUNICIPAL FUND                                   Energy                         7.73%
 Aaa*                           66.53%                    Finance                       14.46%
 Aa*                            28.70%                    Health Care                    8.34%
 Repurchase Agreements           3.87%                    Information Services           1.97%
 Other Assets and Liabilities    0.90%                    Internet                       4.57%
                               -------                    Retail                         3.44%
                               100.00%                    Technology                     6.44%
                                                          Transportation                 1.38%
* Ratings are based on Moody's Investor Services, Inc.    Utilities                      2.51%
                                                          US Treasury Securities        22.92%
NORTH AMERICAN GOVERNMENT BOND FUND                       Repurchase Agreements          1.35%
Canadian Securities              8.10%                    Other Assets and Liabilities   1.49%
Mexican Securities              17.27%                                                 -------
US Treasury Securities          72.03%                                                 100.00%
Repurchase Agreements            1.77%
Other Assets and Liabilities     0.83%
                               -------
                               100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                          INTEREST       MATURITY           PAR              MARKET
  SECURITY                                  RATE           DATE            VALUE             VALUE
  ----------------------------------------------------------------------------------------------------
  US TREASURY OBLIGATIONS - 97.12%
   US Treasury Bond                       10.375%        11/15/12       $14,250,000       $ 15,888,750
   US Treasury Bond                        7.625%         2/15/25        11,500,000         15,496,250
   US Treasury Bond                        6.000%         2/15/26        11,500,000         13,223,203
   US Treasury Bond                        6.375%         8/15/27        28,000,000         33,801,250
   US Treasury Note                        1.500%         3/31/06        13,100,000         12,960,813
   US Treasury Note                        2.750%         6/30/06        10,000,000          9,900,000
   US Treasury Note                        3.125%         1/31/07         4,000,000          3,938,750
   US Treasury Note                        3.000%         2/15/08        15,000,000         14,547,656
   US Treasury Note                        5.500%         5/15/09        25,000,000         25,878,906
   US Treasury Note                        4.125%         8/15/10         6,000,000          5,910,000
   US Treasury Note                        4.125%         5/15/15        10,000,000          9,650,000
                                                                                          ------------

       TOTAL US TREASURY OBLIGATIONS
         (COST $166,655,721)........................................................       161,195,578
                                                                                          ------------

  REPURCHASE AGREEMENT - 1.75%
       JPMORGAN CHASE BANK, N.A.
         Dated 10/31/05, 2.500%, principal and interest in the amount of $2,909,202 due 11/1/05, collaterized by US Treasury Securities, par value of $7,768,000,
         due 5/15/24 and 2/15/26 with a value of $2,968,280                                  2,909,000
                                                                                          ------------

       TOTAL REPURCHASE AGREEMENT
         (COST $2,909,000)..........................................................         2,909,000
                                                                                          ------------

  TOTAL INVESTMENTS - 98.87%
         (COST $169,564,721)*............................................................  164,104,578

  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.13%..........................................    1,869,124
                                                                                          ------------
  NET ASSETS - 100.00%................................................................... $165,973,702
                                                                                          ============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is $169,564,721 and the net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $   238,963
            Gross Unrealized Depreciation.............  (5,699,106)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(5,460,143)
                                                       ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.23%
GENERAL OBLIGATIONS - 55.58%
Alexandria, VA, Capital Improvement                   4.250%  6/15/21   Aaa/AAA  $3,300,000 $ 3,264,558
Arlington County, VA                                  5.000%  10/1/14   Aaa/AAA   2,000,000   2,108,780
Arlington County, VA                                  4.500%  1/15/28   Aaa/AAA   4,500,000   4,459,185
Cary, NC                                              5.000%   3/1/18   Aaa/AAA   2,000,000   2,118,040
Chesterfield County, VA                               5.000%  1/15/20    Aaa/NR   1,000,000   1,046,990
Dallas, TX                                            4.000%  2/15/16   Aa1/AA+   2,450,000   2,422,389
Dallas, TX                                            4.500%  2/15/23   Aa1/AA+   3,500,000   3,485,230
Delaware State, Series A                              4.200%   1/1/20   Aaa/AAA   1,675,000   1,657,815
Dupage County, IL, Jail Project                       5.600%   1/1/21   Aaa/AAA   1,600,000   1,791,104
Florida State, Board of Education, Public Education
  Capital Outlay, Series A                            5.125%   6/1/21   Aa1/AAA   1,000,000   1,057,660
Florida State, Board of Education, Public Education,
  Series I                                            4.125%   6/1/21   Aa1/AAA   3,000,000   2,882,340
Henrico County, VA                                    4.250%  7/15/24   Aaa/AAA   2,830,000   2,734,063
King County, WA, Series G                             5.000%  12/1/17   Aa1/AAA   2,565,000   2,642,976
Maryland State, Capital Improvement, Series A         4.000%  2/15/20   Aaa/AAA   4,000,000   3,855,680
Mecklenburg County, NC, Series A                      4.250%   2/1/19   Aaa/AAA   2,000,000   2,001,740
Mecklenburg County, NC, Series A                      4.000%   2/1/20   Aaa/AAA   3,000,000   2,900,040
Minnesota State                                       5.500%   6/1/18   Aa1/AAA   2,000,000   2,157,860
Missouri State, Fourth State Building, Series A       4.125%  10/1/19   Aaa/AAA   2,000,000   1,970,780
Montgomery County, MD, Series A                       4.000%   5/1/21   Aaa/AAA   2,450,000   2,345,777
Salt Lake City, UT, School District, Series A         4.500%   3/1/20    Aaa/NR   2,240,000   2,258,682
South Carolina State, Highway, Series B               5.000%   4/1/19   Aaa/AA+   1,000,000   1,056,530
Washington State, Series E                            5.000%   7/1/22    Aa1/AA   2,000,000   2,040,420
                                                                                            -----------
                                                                                             52,258,639
                                                                                            -----------
OTHER REVENUE - 7.12%
Gwinnett County, GA, Water & Sewer Authority          5.250%   8/1/24   Aaa/AAA   1,500,000   1,603,815
Gwinnett County, GA, Water & Sewer Authority,
  Series B                                            4.750%   8/1/21   Aaa/AAA   2,000,000   2,054,020
Texas, Water Development Board Revenue                4.750%  7/15/20   Aaa/AAA   3,000,000   3,034,710
                                                                                            -----------
                                                                                              6,692,545
                                                                                            -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                                        RATING/1/
                                                      INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                                RATE     DATE     S&P)      VALUE      VALUE
--------------------------------------------------------------------------------------------------------
PREREFUNDED ISSUES - 32.53%
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @ 101                                         5.250%   6/1/24   Aa1/AAA  $1,600,000 $ 1,716,848
Chesterfield Country, VA, 1/15/10 @ 100                5.625%  1/15/14   Aaa/AAA   1,350,000   1,464,615
Chicago, IL, Metropolitan Water Reclamation District-
  Greater Chicago Capital Improvement,
  12/1/05 @ 100                                        6.300%  12/1/09   Aaa/AA+   1,000,000   1,002,900
Delaware State, Series A, 4/1/06 @ 100                 5.125%   4/1/16   Aaa/AAA   2,150,000   2,169,909
Delaware State, Series A, 4/1/10 @ 100                 5.500%   4/1/19   Aaa/AAA   2,500,000   2,709,800
Georgia State, Series D, 10/1/10 @ 100                 5.000%  10/1/17   Aaa/AAA   1,460,000   1,560,477
Georgia State, Series D, Unrefunded Balance,
  10/1/10 @ 100                                        5.000%  10/1/17   Aaa/AAA     390,000     416,840
Guilford County, NC, Series B, 10/1/10 @ 102           5.250%  10/1/16   Aa1/AAA   3,000,000   3,292,200
Gwinnett County, GA, Water & Sewer Authority,
  8/1/09 @ 101                                         5.300%   8/1/20   Aaa/AAA   1,250,000   1,347,350
Missouri State, Fourth State Building, Series A,
  6/1/08 @ 100                                         5.000%   6/1/23   Aaa/AAA   2,000,000   2,088,420
Montgomery County, MD, Series A, 2/1/12 @ 101          5.000%   2/1/22   Aaa/AAA   2,750,000   2,976,792
North Carolina State, Public School Building,
  4/1/09 @ 102                                         4.600%   4/1/17   Aa1/AAA   5,000,000   5,291,850
South Carolina State, Highway, Series B,
  7/1/06 @ 102                                         5.650%   7/1/21   Aaa/AA+   1,260,000   1,306,733
South Carolina State, State Institutional, Series A,
  3/1/10 @ 101                                         5.300%   3/1/17   Aaa/AA+   1,700,000   1,841,729
Virginia State, 6/1/09 @ 100                           5.250%   6/1/16   Aaa/AAA   1,320,000   1,405,457
                                                                                             -----------
                                                                                              30,591,920
                                                                                             -----------

     TOTAL MUNICIPAL BONDS
       (COST $86,329,717)..............................................................       89,543,104
                                                                                             -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                                                            MARKET
  SECURITY                                                                                  VALUE
  ---------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 3.87%
       JPMORGAN CHASE BANK, N.A.
         Dated 10/31/05, 2.500%, principal and interest in the amount of $3,634,252 due 11/1/05, collateralized by US Treasury Security, par value of $9,980,000,
         due 2/15/26 with a value of $3,707,969                                           $ 3,634,000
                                                                                          -----------

       TOTAL REPURCHASE AGREEMENT
         (COST $3,634,000)..........................................................        3,634,000
                                                                                          -----------

  TOTAL INVESTMENTS - 99.10%
         (COST $89,963,717)*.............................................................  93,177,104

  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.90%..........................................     849,617
                                                                                          -----------
  NET ASSETS - 100.00%................................................................... $94,026,721
                                                                                          ===========

--------------------------------------------------------------------------------
/1/The Moody's and Standard & Poor's ratings are unaudited.
Moody's Municipal Bond Ratings:
   AaaJudged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAAOf the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR Not rated.
*Cost for Federal income tax purposes is $89,963,717 and the net unrealized appreciation (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation............. $3,704,750
             Gross Unrealized Depreciation.............   (491,363)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $3,213,387
                                                        ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                              INTEREST  MATURITY PAR/NOMINAL     MARKET
  SECURITY                      RATE      DATE    VALUE/1/       VALUE
  ------------------------------------------------------------------------
  CANADIAN SECURITIES - 8.10%
   Canadian Government Bond      4.500%   6/1/15 C 18,000,000 $ 15,632,509
                                                              ------------

       TOTAL CANADIAN SECURITIES
         (COST $15,798,870).............................        15,632,509
                                                              ------------

  MEXICAN SECURITIES - 17.27%
   Mexican Bono/2/               9.000% 12/27/07 P129,833,800   12,165,749
   Mexican Bono/2/               9.000% 12/22/11   80,322,900    7,540,679
   Mexican Bono/2/               9.000% 12/20/12   31,470,000    2,937,297
   Mexican Bono/2/               9.500% 12/18/14   24,013,700    2,306,365
   Mexican Cetes/3/           8.840%/4/   7/6/06   95,970,000    8,389,236
                                                              ------------

       TOTAL MEXICAN SECURITIES
         (COST $33,082,840).............................        33,339,326
                                                              ------------

  US SECURITIES - 72.03%
   US Treasury Bond              7.625%  2/15/25 $ 10,100,000   13,609,750
   US Treasury Bond              6.000%  2/15/26   11,500,000   13,223,203
   US Treasury Bond              6.375%  8/15/27   22,100,000   26,678,844
   US Treasury Note              1.500%  3/31/06    2,550,000    2,522,906
   US Treasury Note              2.750%  6/30/06    6,000,000    5,940,000
   US Treasury Note              2.375%  8/15/06    2,000,000    1,970,000
   US Treasury Note              3.125%  1/31/07    5,000,000    4,923,438
   US Treasury Note              3.000%  2/15/08   16,100,000   15,614,485
   US Treasury Note              3.250%  8/15/08    5,500,000    5,333,281
   US Treasury Note              3.125%  9/15/08    2,000,000    1,930,938
   US Treasury Note              5.000%  2/15/11   19,500,000   19,984,453
   US Treasury Note              5.000%  8/15/11    6,500,000    6,670,625
   US Treasury Note              4.250%  8/15/13    9,750,000    9,562,617
   US Treasury Note              4.125%  5/15/15   11,500,000   11,097,500
                                                              ------------

       TOTAL US SECURITIES
         (COST $145,265,797)............................       139,062,040
                                                              ------------

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                                                           MARKET
  SECURITY                                                                                 VALUE
  --------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.77%
       JPMORGAN CHASE BANK, N.A.
         Dated 10/31/05, 2.500%, principal and interest in the amount of $3,412,237 due 11/1/05, collaterized by US Treasury Security, par value of $9,370,000,
         due 2/15/26 with a value of $3,481,330                                         $  3,412,000
                                                                                        ------------

       TOTAL REPURCHASE AGREEMENT
         (COST $3,412,000)........................................................         3,412,000
                                                                                        ------------

  TOTAL INVESTMENTS - 99.17%
         (COST $197,559,507)*..........................................................  191,445,875

  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.83%........................................    1,599,263
                                                                                        ------------
  NET ASSETS - 100.00%................................................................. $193,045,138
                                                                                        ============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
  (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
  Mexican government.
/3/Cetes are short-term zero-coupon Mexican government debt securities.
/4/Yield as of October 31, 2005.
*Cost for Federal income tax purposes is $197,559,507 and the net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $   366,253
            Gross Unrealized Depreciation.............  (6,479,885)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(6,113,632)
                                                       ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                            MARKET
           SECURITY                                SHARES   VALUE
           ----------------------------------------------------------
           COMMON STOCK - 74.24%
           BASIC MATERIALS - 0.68%
           Bowater, Inc.                             100  $     2,650
           Crown Holdings, Inc.+                     700       11,354
           FMC Corp.+                              2,100      114,324
           Massey Energy Co.                       2,669      106,947
           Nucor Corp.                             2,400      143,640
           Owens-Illinois, Inc.+                     100        1,904
           Temple-Inland, Inc.                       200        7,366
           Weyerhaeuser Co.                          350       22,169
                                                          -----------
                                                              410,354
                                                          -----------
           BIOTECHNOLOGY - 2.77%
           Albany Molecular Research, Inc.+        9,100      121,940
           American Pharmaceutical Partners, Inc.+   238       10,246
           American Superconductor Corp.+          4,600       37,766
           Arena Pharmaceuticals, Inc.+            5,400       56,160
           Caremark Rx, Inc.+                      6,431      336,984
           Durect Corp.+                           5,300       33,602
           Enzon Pharmaceuticals, Inc.+            7,000       49,070
           Genzyme Corp.+                          5,000      361,500
           Geron Corp.+                            3,800       34,314
           Human Genome Sciences, Inc.+            5,900       49,265
           Idenix Pharmaceuticals, Inc.+           2,200       45,782
           Immucor, Inc.+                          3,500       90,720
           Immunogen, Inc.+                        5,200       29,120
           Momenta Pharmaceuticals, Inc.+          2,800       60,284
           Onyx Pharmaceuticals, Inc.+             2,000       51,380
           OSI Pharmaceuticals, Inc.+              2,000       46,600
           Regeneron Pharmaceuticals, Inc.+        4,900       61,299
           Senomyx, Inc.+                          3,900       55,575
           Serologicals Corp.+                     5,100       99,348
           Zymogenetics, Inc.+                     2,000       35,040
                                                          -----------
                                                            1,665,995
                                                          -----------
           BUSINESS SERVICES - 3.16%
           Alderwoods Group, Inc.+                 4,004       63,023
           Allied Waste Industries, Inc.+          5,600       45,584
           CCC Information Services Group+           548       14,226
           Cendant Corp.                           5,190       90,410
           CheckFree Corp.+                        5,000      212,500
           Computer Sciences Corp.+                5,000      256,250
           Expedia, Inc.+                          2,543       47,783
           First Data Corp.                        5,000      202,250
           IMS Health, Inc.                        5,000      116,150

                                                          MARKET
            SECURITY                             SHARES   VALUE

            Interpublic Group of Cos., Inc.+      1,900 $    19,627
            Laidlaw International, Inc.           5,000     113,700
            Landauer, Inc.                          700      35,000
            Regis Corp.                           4,211     161,534
            Rent-A-Center, Inc.+                  6,000     108,120
            ServiceMaster Co.                     1,100      13,838
            United Rentals, Inc.+                10,023     196,150
            VCA Antech, Inc.+                     5,400     139,320
            Waste Management, Inc.                2,026      59,787
            Weight Watchers International, Inc.+    160       8,411
                                                        -----------
                                                          1,903,663
                                                        -----------
            CAPITAL GOODS - 5.96%
            AGCO Corp.+                           3,100      49,569
            American Standard Cos., Inc.          2,900     110,316
            Applied Films Corp.+                  2,000      38,840
            Boeing Co.                            2,730     176,467
            Caterpillar, Inc.                     3,220     169,340
            Clarcor, Inc.                           200       5,500
            Cree, Inc.+                           5,000     120,200
            Deere & Co.                             200      12,136
            Emerson Electric Co.                  2,460     171,093
            General Electric Co.                 20,614     699,021
            Harsco Corp.                             97       6,232
            Illinois Tool Works, Inc.             2,690     228,004
            Johnson Controls, Inc.                1,220      83,021
            Kennametal, Inc.                      1,600      81,776
            Manitowoc Co.                         5,000     266,050
            Orbital Sciences Corp.+               8,300      96,529
            Pitney Bowes, Inc.                      429      18,052
            Raytheon Co.                            200       7,390
            Reliance Steel & Aluminum Co.         2,000     114,040
            RTI International Metals, Inc.+       2,000      67,040
            Schnitzer Steel Industries, Inc.      2,800      89,320
            Solectron Corp.+                      4,100      14,473
            Spectrum Brands, Inc.+                4,900     101,430
            Terex Corp.+                          2,700     148,419
            Textron, Inc.                           200      14,408
            Titanium Metals Corp.+                4,200     198,240
            Tredegar Corp.                        5,500      69,245
            United Stationers, Inc.+                600      27,222
            URS Corp.+                            1,430      57,815
            Wabash National Corp.                 2,000      36,820
            York International Corp.              5,500     308,605
                                                        -----------
                                                          3,586,613
                                                        -----------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                           MARKET
           SECURITY                               SHARES   VALUE
           ---------------------------------------------------------
           COMMON STOCK
           CONSUMER CYCLICALS - 3.04%
           Black & Decker Corp.                      100 $     8,213
           Brunswick Corp.                           271      10,333
           Centex Corp.                              400      25,740
           D.R. Horton, Inc.                       6,666     204,580
           Ford Motor Co.                         10,800      89,856
           General Motors Corp.                    2,545      69,733
           Genuine Parts Co.                       1,450      64,336
           Goodyear Tire & Rubber Co.+            23,300     364,412
           Harley-Davidson, Inc.                     300      14,859
           Harrah's Entertainment, Inc.              200      12,096
           Hovnanian Enterprises - Class A+        1,900      85,481
           Knight-Ridder, Inc.                       169       9,021
           La Quinta Corp.+                          100         835
           Lear Corp.                                300       9,138
           Lee Enterprises, Inc.                     100       3,921
           Marriott International, Inc. - Class A    300      17,886
           Masco Corp.                               210       5,985
           McGraw-Hill Cos., Inc.                    600      29,364
           Meredith Corp.                            100       4,990
           Mohawk Industries, Inc.+                  150      11,707
           News Corp. Ltd. - Class A              10,404     148,257
           Penn National Gaming, Inc.+               598      17,671
           Scholastic Corp.+                         600      19,530
           Scripps (E.W.) Co. - Class A            2,600     119,080
           V.F. Corp.                                900      47,025
           Washington Post Co. - Class B              36      26,820
           Whirlpool Corp.                         5,200     408,200
                                                         -----------
                                                           1,829,069
                                                         -----------
           CONSUMER STAPLES - 7.79%
           Altria Group, Inc.                      2,171     162,934
           American Tower Corp. - Class A+         7,321     174,606
           AmerisourceBergen Corp.                 5,000     381,350
           Anheuser-Busch Cos., Inc.               3,202     132,115
           Aramark Corp. - Class B                 5,637     143,293
           Brinker International, Inc.             5,000     190,600
           Bunge Ltd.                              4,276     222,095
           Cardinal Health, Inc.                   5,815     363,496
           Clear Channel Communications, Inc.         85       2,586
           Coca-Cola Co.                           5,612     240,081
           ConAgra Foods, Inc.                       469      10,914
           Dean Foods Co.+                         5,000     180,750
           Eastman Kodak Co.                       5,570     121,983

                                                        MARKET
           SECURITY                            SHARES   VALUE

           EchoStar Communications Corp. -
            Class A                               5,000 $   134,350
           Entercom Communications Corp.+           260       7,506
           Fortune Brands, Inc.                      38       2,887
           IAC/InterActiveCorp.+                  2,543      65,101
           Kimberly-Clark Corp.                   2,514     142,896
           Liberty Global, Inc. - Class A+        6,533     161,822
           Liberty Global, Inc. - Class C+        6,533     154,963
           Liberty Media Corp. - Class A+         7,580      60,413
           McDonald's Corp.                      10,000     316,000
           McKesson Corp.                         4,700     213,521
           Mediacom Communications Corp. -
            Class A+                                387       2,248
           PepsiCo, Inc.                          2,711     160,166
           Procter & Gamble Co.                   7,644     427,988
           Reynolds American, Inc.                  100       8,500
           Sara Lee Corp.                           300       5,355
           Sirius Satellite Radio, Inc.+          2,900      18,096
           SUPERVALU, Inc.                        5,000     157,150
           Time Warner, Inc.                     11,036     196,772
           TreeHouse Foods, Inc.+                 1,000      25,840
           Univision Communications, Inc. -
            Class A+                              1,402      36,648
           Viacom, Inc. - Class B                 1,866      57,790
           Yum! Brands, Inc.                        180       9,157
                                                        -----------
                                                          4,691,972
                                                        -----------
           ENERGY - 7.73%
           Chevron Corp.                         11,128     635,075
           ConocoPhillips                         8,650     565,537
           Denbury Resources, Inc.+               2,000      87,260
           Devon Energy Corp.                     4,624     279,197
           Exxon Mobil Corp.                     20,263   1,137,565
           Forest Oil Corp.+                      3,500     152,880
           Global Power Equipment Group, Inc.+    4,900      30,723
           Lone Star Technologies+                4,900     224,175
           Marathon Oil Corp.                     4,500     270,720
           PetroHawk Energy Corp.+                3,900      48,204
           Sunoco, Inc.                           3,026     225,437
           Swift Energy Co.+                      2,000      87,320
           Toreador Resources Corp.+              2,400      66,072
           Valero Energy Corp.                    7,925     834,027
           Veritas DGC, Inc.+                       300       9,663
                                                        -----------
                                                          4,653,855
                                                        -----------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                           MARKET
            SECURITY                              SHARES   VALUE
            --------------------------------------------------------
            COMMON STOCK
            FINANCE - 14.46%
            Affiliated Managers Group+             2,600 $   199,550
            AMBAC Financial Group, Inc.              250      17,723
            American Equity Investment Life
             Holding Co.                           2,261      26,318
            American Express Co.                   1,825      90,830
            American Home Mortgage Investment
             Corp.                                 5,000     135,150
            American International Group, Inc.    10,500     680,400
            AmeriCredit Corp.+                     5,000     111,750
            Ameriprise Financial, Inc.               365      13,585
            Anworth Mortgage Asset Corp.          14,967     120,335
            Arthur J. Gallagher & Co.                200       5,884
            Associated Banc Corp.                    181       5,649
            Bank of America Corp.                  3,984     174,260
            Bank of New York Co., Inc.               670      20,964
            BB&T Corp.                             6,391     270,595
            Bear Stearns Cos., Inc.                  220      23,276
            Boston Properties, Inc.                5,100     353,022
            Capital One Financial Corp.              150      11,453
            Citigroup, Inc.                       12,702     581,498
            City National Corp.                      100       7,338
            Colonial BancGroup, Inc.               5,000     121,750
            Comerica, Inc.                           250      14,445
            Commerce Bancorp, Inc.                 1,740      53,018
            Commerce Bancshares, Inc.                138       7,332
            Compass Bancshares, Inc.               5,000     243,800
            Covanta Holding Corp.+                11,523     133,552
            Equity Office Properties Trust           344      10,595
            Equity Residential                       200       7,850
            Fannie Mae                             2,652     126,023
            Fidelity National Financial, Inc.        520      19,479
            Fidelity National Title Group, Inc. -
             Class A                                  91       1,979
            First Horizon National Corp.             100       3,868
            Franklin Resources, Inc.                 300      26,511
            Genworth Financial, Inc.               5,000     158,450
            Golden West Financial Corp.            2,600     152,698
            Goldman Sachs Group, Inc.              5,000     631,850
            Health Care Property Investors, Inc.     200       5,090
            Host Marriott Corp.                    5,200      87,308
            Irwin Financial Corp.                  3,645      76,071
            iStar Financial, Inc.                    100       3,687
            JPMorgan Chase & Co.                   2,580      94,480

                                                         MARKET
             SECURITY                           SHARES   VALUE

             Kimco Realty Corp.                 6,900  $   204,378
             Legg Mason, Inc.                   2,300      246,813
             Lehman Brothers Holdings, Inc.     5,400      646,218
             Liberty Property Trust               100        4,169
             M & T Bank Corp.                   2,512      270,241
             MBIA, Inc.                           150        8,736
             MBNA Corp.                         1,475       37,716
             Mellon Financial Corp.               210        6,655
             Mercantile Bankshares Corp.          100        5,636
             Merrill Lynch & Co., Inc.          6,120      396,209
             Moody's Corp.                      3,974      211,655
             Morgan Stanley                     2,481      134,991
             North Fork Bancorp., Inc.            579       14,672
             Northern Trust Corp.                 300       16,080
             Old Republic International Corp.     150        3,886
             PNC Financial Services Group, Inc.   460       27,927
             ProLogis                           5,000      215,000
             Public Storage, Inc.                 186       12,313
             Radian Group, Inc.                   200       10,420
             Regions Financial Corp.              546       17,772
             SEI Investments Co.                3,200      124,160
             Simon Property Group, Inc.           100        7,162
             SLM Corp.                          1,250       69,413
             South Financial Group, Inc.        5,000      137,850
             St. Paul Travelers Cos., Inc.        100        4,503
             State Street Corp.                   300       16,569
             Stewart Information Services Corp. 1,469       74,816
             Student Loan Corp.                   810      177,552
             SunTrust Banks, Inc.               2,602      188,593
             T. Rowe Price Group, Inc.            100        6,552
             TCF Financial Corp.                  200        5,420
             Torchmark Corp.                      200       10,566
             UCBH Holdings, Inc.                2,500       43,500
             UnionBanCal Corp.                    200       13,696
             UnumProvident Corp.                1,438       29,177
             US Bancorp                         2,473       73,151
             Valley National Bancorp              477       11,562
             Wachovia Corp.                     1,867       94,321
             Washington Mutual, Inc.            3,284      130,046
             Westamerica Bancorp.                 100        5,331
             Wilmington Trust Corp.               200        7,582
             WSFS Financial Corp.               2,350      145,583
             Zions Bancorp.                       100        7,347
                                                       -----------
                                                         8,705,355
                                                       -----------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                        MARKET
              SECURITY                         SHARES   VALUE
              ---------------------------------------------------
              COMMON STOCK
              HEALTH CARE - 8.34%
              Abbott Laboratories               4,335 $   186,622
              Aetna, Inc.                       6,000     531,360
              Allergan, Inc.                      210      18,753
              Alpharma, Inc. - Class A          5,000     124,450
              Bausch & Lomb, Inc.                 100       7,419
              Baxter International, Inc.          500      19,115
              Beckman Coulter, Inc.               100       4,926
              Becton Dickinson & Co.              200      10,150
              Beverly Enterprises, Inc.+        4,000      46,960
              Biomet, Inc.                        275       9,578
              Bristol-Myers Squibb Co.          2,247      47,569
              C.R. Bard, Inc.                     420      26,200
              Cigna Corp.                       5,100     590,937
              Dentsply International, Inc.        150       8,271
              Edwards Lifesciences Corp.+         380      15,724
              Eli Lilly & Co.                   2,396     119,297
              Express Scripts, Inc.+            6,200     467,542
              Guidant Corp.                     1,155      72,765
              HCA, Inc.                         2,560     123,366
              Health Net, Inc.+                 1,820      85,249
              Henry Schein, Inc.+                 300      11,892
              Hospira, Inc.+                    2,933     116,880
              Humana, Inc.+                     1,800      79,902
              Johnson & Johnson                 6,006     376,096
              Manor Care, Inc.                    460      17,135
              Medco Health Solutions, Inc.+     5,000     282,500
              Medtronic, Inc.                   2,670     151,282
              Merck & Co., Inc.                 1,843      52,009
              Mylan Laboratories, Inc.            262       5,033
              PacifiCare Health Systems, Inc.+  5,000     411,800
              Pfizer, Inc.                     20,763     451,388
              Renal Care Group, Inc.+             150       7,028
              Stryker Corp.                     2,600     106,782
              UnitedHealth Group, Inc.          4,698     271,967
              Watson Pharmaceuticals, Inc.+       100       3,456
              Wyeth                             3,630     161,753
                                                      -----------
                                                        5,023,156
                                                      -----------
              INFORMATION SERVICES - 1.97%
              Alltel Corp.                      5,377     332,621
              AT&T Corp.                        1,715      33,923
              BellSouth Corp.                   5,680     147,794
              Dobson Communications Corp.+        400       2,916

                                                        MARKET
              SECURITY                         SHARES   VALUE

              PowerwaveTechnologies, Inc.+      5,100 $    57,171
              Sprint Nextel Corp.              16,827     392,237
              Talk America Holdings, Inc.+      3,300      31,812
              Verizon Communications, Inc.      5,888     185,531
                                                      -----------
                                                        1,184,005
                                                      -----------
              INTERNET - 4.57%
              Cisco Systems, Inc.+             21,357     372,680
              E*Trade Financial Corp.+         15,700     291,235
              eBay, Inc.+                       6,840     270,864
              Google, Inc. - Class A+           4,200   1,562,988
              Juniper Networks, Inc.+           2,400      55,992
              VeriSign, Inc.+                   1,400      33,082
              Yahoo!, Inc.+                     4,520     167,104
                                                      -----------
                                                        2,753,945
                                                      -----------
              RETAIL - 3.44%
              American Eagle Outfitters         5,000     117,750
              Autonation, Inc.+                   234       4,652
              Bed Bath & Beyond, Inc.+            200       8,104
              Best Buy Co., Inc.                  456      20,183
              Costco Wholesale Corp.            2,860     138,310
              CVS Corp.                           544      13,279
              Dillard's, Inc. - Class A         4,671      96,736
              Gap, Inc.                         1,912      33,039
              Home Depot, Inc.                  1,520      62,381
              Lowe's Cos., Inc.                 1,134      68,913
              Office Depot, Inc.+                 100       2,753
              RadioShack Corp.                    300       6,630
              Saks, Inc.+                         380       6,897
              Sears Holdings Corp.+             5,500     661,375
              Target Corp.                      1,198      66,717
              Urban Outfitters, Inc.+             700      19,831
              Walgreen Co.                      1,525      69,281
              Wal-Mart Stores, Inc.            14,266     674,924
                                                      -----------
                                                        2,071,755
                                                      -----------
              TECHNOLOGY - 6.44%
              ACCO Brands, Corp.+                   8         194
              Agilent Technologies, Inc.+       5,105     163,411
              Analog Devices, Inc.              1,100      38,258
              Apple Computer, Inc.+            10,000     575,900
              Applied Materials, Inc.           3,630      59,459
              Autodesk, Inc.+                   7,200     324,936
              Dell, Inc.+                       4,691     149,549
              Discovery Holding Co. - Class A+    758      10,680

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                                          MARKET
             SECURITY                            SHARES   VALUE
             ------------------------------------------------------
             COMMON STOCK
             TECHNOLOGY (CONTINUED)
             Ditech Communications Corp.+         3,400 $    21,658
             Harris Corp.                        10,000     411,000
             IBM                                  3,422     280,193
             Integrated Device Technology, Inc.+    273       2,697
             Intel Corp.                         10,474     246,139
             KLA-Tencor Corp.                       200       9,258
             Komag, Inc.+                         2,300      61,686
             Linear Technology Corp.              1,361      45,199
             Microsoft Corp.                     30,146     774,752
             Oracle Corp.+                        5,181      65,695
             Photronics, Inc.+                      100       1,800
             Qualcomm, Inc.                       4,688     186,395
             Seagate Technology                  10,000     144,900
             Symantec Corp.+                      4,001      95,424
             Texas Instruments, Inc.              5,615     160,308
             Xerox Corp.+                         1,745      23,680
             Xilinx, Inc.                         1,000      23,950
                                                        -----------
                                                          3,877,121
                                                        -----------

                                                           MARKET
            SECURITY                              SHARES   VALUE

            TRANSPORTATION - 1.38%
            CNF, Inc.                             5,000  $   281,350
            CSX Corp.                             5,000      229,050
            General Maritime Corp.                3,700      137,751
            Ryder Systems, Inc.                   1,139       45,184
            Union Pacific Corp.                     400       27,672
            United Parcel Service, Inc. - Class B   300       21,882
            World Air Holdings, Inc.+             8,200       86,100
                                                         -----------
                                                             828,989
                                                         -----------
            UTILITIES - 2.51%
            AES Corp.+                            5,000       79,450
            Allegheny Energy, Inc.+               7,200      203,472
            American Electric Power Co., Inc.     3,550      134,758
            CMS Energy Corp.+                     5,060       75,445
            Edison International                  5,000      218,800
            PPL Corp.                               186        5,829
            TXU Corp.                             7,887      794,615
                                                         -----------
                                                           1,512,369
                                                         -----------
            TOTAL COMMON STOCK
              (COST $36,553,959)                          44,698,216
                                                         -----------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2005

                                        INTEREST       MATURITY          PAR             MARKET
                                          RATE           DATE           VALUE            VALUE
  ------------------------------------------------------------------------------------------------
  US TREASURY SECURITIES - 22.92%
   US Treasury Bond                      9.250%        2/15/16        $1,000,000       $ 1,373,281
   US Treasury Bond                      8.750%        5/15/17         1,500,000         2,037,188
   US Treasury Note                      1.500%        3/31/06           250,000           247,344
   US Treasury Note                      2.750%        6/30/06         1,500,000         1,485,000
   US Treasury Note                      5.500%        5/15/09           250,000           258,789
   US Treasury Note                      4.250%        8/15/13         1,000,000           980,781
   US Treasury Note                      4.750%        5/15/14         3,000,000         3,037,500
   US Treasury Note                      4.250%        8/15/14         3,000,000         2,929,219
   US Treasury Note                      4.125%        5/15/15         1,500,000         1,447,500
                                                                                       -----------

       TOTAL US TREASURY SECURITIES
         (COST $13,711,947)......................................................       13,796,602
                                                                                       -----------

  REPURCHASE AGREEMENT - 1.35%
       JPMORGAN CHASE BANK, N.A.
         Dated 10/31/05, 2.500%, principal and interest in the amount of $813,056 due 11/1/05, collaterized by US Treasury Security, par value of $2,235,000
         due 2/15/26 with a value of $830,392                                              813,000
                                                                                       -----------

       TOTAL REPURCHASE AGREEMENT
         (COST $813,000).........................................................          813,000
                                                                                       -----------

  TOTAL INVESTMENTS - 98.51%
         (COST $51,078,906)*..........................................................  59,307,818

  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.49%.......................................     897,113
                                                                                       -----------
  NET ASSETS - 100.00%................................................................ $60,204,931
                                                                                       ===========

--------------------------------------------------------------------------------
+Non-income producing security.
*Cost for Federal income tax purposes is $51,246,898; the difference between book basis and tax basis net unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. The net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $ 9,890,105
            Gross Unrealized Depreciation.............  (1,829,185)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 8,060,920
                                                       ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2005

                                                                         TOTAL RETURN US    MANAGED
                                                                          TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $166,655,721 and $86,329,717, respectively)..................  $161,195,578    $89,543,104
   Repurchase agreement
     (cost $2,909,000 and $3,634,000, respectively).....................     2,909,000      3,634,000
 Cash...................................................................         1,352          2,689
 Receivables:
   Capital shares sold..................................................        24,390         10,609
   Interest.............................................................     2,508,742      1,047,034
 Prepaid expenses.......................................................        11,440          6,949
                                                                          ------------    -----------
 Total assets...........................................................   166,650,502     94,244,385
                                                                          ------------    -----------
LIABILITIES:
 Payables:
   Capital shares redeemed..............................................       373,001             15
   Dividends............................................................       169,468        115,388
 Accrued Liabilities:
   Investment advisory fees.............................................        35,590         32,095
   Directors' fees and expenses.........................................         2,235          1,260
   Distribution fees....................................................        35,623         20,060
   Accrued expenses and other...........................................        60,883         48,846
                                                                          ------------    -----------
 Total liabilities......................................................       676,800        217,664
                                                                          ------------    -----------
Net assets..............................................................  $165,973,702    $94,026,721
                                                                          ============    ===========
COMPONENTS OF NET ASSETS:
 Paid in capital........................................................  $171,603,313    $90,555,343
 Distributions in excess of net investment income.......................      (169,468)       (31,294)
 Accumulated net realized gain from investment transactions.............             -        289,285
 Net unrealized appreciation (depreciation) on investments..............    (5,460,143)     3,213,387
                                                                          ------------    -----------
Net assets..............................................................  $165,973,702    $94,026,721
                                                                          ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)    17,792,278      8,804,774
                                                                          ------------    -----------
NET ASSET VALUE PER SHARE:
 ISI Shares (net assets / shares of beneficial interest outstanding)....  $       9.33    $     10.68
                                                                          ------------    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 ISI Shares ($9.33 / 0.97 and $10.68 / 0.97, respectively)..............  $       9.62    $     11.01
                                                                          ------------    -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2005

                                                                                              NORTH AMERICAN
                                                                                                GOVERNMENT
                                                                                                BOND FUND    ISI STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $194,147,507 and $50,265,906, respectively).........  $188,033,875     $58,494,818
    Repurchase agreement (cost $3,412,000 and $813,000, respectively)........................     3,412,000         813,000
  Cash.......................................................................................           912           2,189
  Foreign currency (cost $36)................................................................            36               -
  Receivables:
    Capital shares sold......................................................................       379,174         754,144
    Interest and dividends...................................................................     2,502,718         257,752
  Prepaid expenses...........................................................................        12,411          12,114
                                                                                               ------------     -----------
  Total assets...............................................................................   194,341,126      60,334,017
                                                                                               ------------     -----------
LIABILITIES:
  Payables:
    Capital shares redeemed..................................................................       700,304          55,143
    Dividends................................................................................       368,349               -
  Accrued Liabilities:
    Investment advisory fees.................................................................        66,555          20,028
    Directors' fees and expenses.............................................................         2,598             774
    Distribution fees........................................................................        71,235          12,517
    Shareholder servicing fees...............................................................         3,343               -
    Accrued expenses and other...............................................................        83,604          40,624
                                                                                               ------------     -----------
  Total liabilities..........................................................................     1,295,988         129,086
                                                                                               ------------     -----------
Net assets...................................................................................  $193,045,138     $60,204,931
                                                                                               ============     ===========
COMPONENTS OF NET ASSETS:
    Paid in capital..........................................................................  $199,528,636     $54,150,829
    Undistributed (distributions in excess of) net investment income.........................      (368,349)         41,868
    Accumulated net realized gain (loss) from investment and foreign currency transactions...             -      (2,216,678)
    Net unrealized appreciation (depreciation) on investments and foreign currencies.........    (6,115,149)      8,228,912
                                                                                               ------------     -----------
Net assets...................................................................................  $193,045,138     $60,204,931
                                                                                               ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    ISI Class A Shares (50,000,000 shares authorized)........................................    24,140,139               -
                                                                                               ------------     -----------
    ISI Class C Shares (5,000,000 shares authorized).........................................     2,176,648               -
                                                                                               ------------     -----------
    ISI Shares (25,000,000 shares authorized)................................................             -       4,968,065
                                                                                               ------------     -----------
NET ASSET VALUE PER SHARE:
  (net assets / shares of beneficial interest outstanding)...................................
    ISI Class A Shares (based on net assets of $177,100,586).................................  $       7.34     $         -
                                                                                               ------------     -----------
    ISI Class C Shares (based on net assets of $15,944,552)..................................  $       7.33     $         -
                                                                                               ------------     -----------
    ISI Shares...............................................................................  $          -     $     12.12
                                                                                               ------------     -----------
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Class A Shares ($7.34 / 0.97)........................................................  $       7.57     $         -
                                                                                               ------------     -----------
    ISI Shares ($12.12 / 0.97)...............................................................  $          -     $     12.49
                                                                                               ------------     -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                   TOTAL RETURN US    MANAGED
                                                                    TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................................................   $ 6,715,234    $ 4,580,974
                                                                     -----------    -----------
EXPENSES:
 Investment advisory fees.........................................       447,374        406,471
 Distribution fees................................................       452,264        254,044
 Administration fees..............................................       171,962         96,557
 Transfer agent fees..............................................        58,029         16,814
 Custody fees.....................................................        14,458          9,705
 Professional fees................................................        74,897         57,149
 Registration fees................................................        23,820         21,075
 Directors' fees..................................................        16,528          9,310
 Miscellaneous....................................................        10,308          5,969
                                                                     -----------    -----------
   Total expenses.................................................     1,269,640        877,094
                                                                     -----------    -----------
 Net investment income............................................     5,445,594      3,703,880
                                                                     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investment transactions...................       632,100        299,727
 Net change in unrealized appreciation/depreciation on investments    (3,403,049)    (2,755,318)
                                                                     -----------    -----------
 Net realized and unrealized gain (loss) on investments...........    (2,770,949)    (2,455,591)
                                                                     -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS............................   $ 2,674,645    $ 1,248,289
                                                                     ===========    ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                        NORTH AMERICAN
                                                                          GOVERNMENT
                                                                          BOND FUND    ISI STRATEGY FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest..............................................................  $ 9,515,905      $  648,663
 Dividends.............................................................            -         607,856
                                                                         -----------      ----------
   Total income........................................................    9,515,905       1,256,519
                                                                         -----------      ----------
EXPENSES:
 Investment advisory fees..............................................      829,823         221,220
 Distribution fees:
   ISI Class A Shares..................................................      761,821               -
   ISI Class C Shares..................................................      127,504               -
   ISI Shares..........................................................            -         138,262
 Administration fees...................................................      197,658          53,202
 Transfer agent fees:
   ISI Class A Shares..................................................       80,995               -
   ISI Class C Shares..................................................        9,137               -
   ISI Shares..........................................................            -          21,279
 Custody fees..........................................................       61,078           8,308
 Professional fees.....................................................       82,933          46,567
 Shareholder servicing fees:
   ISI Class C Shares..................................................       42,501               -
 Registration fees.....................................................       42,563          22,871
 Directors' fees.......................................................       18,655           5,414
 Miscellaneous.........................................................       11,933           2,575
                                                                         -----------      ----------
   Total expenses......................................................    2,266,601         519,698
                                                                         -----------      ----------
 Net investment income.................................................    7,249,304         736,821
                                                                         -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
 Net realized gain (loss) from:
   Investment transactions.............................................    3,533,696         (35,017)
   Foreign currency transactions.......................................       77,923               -
 Net change in unrealized appreciation/depreciation on investments and
   foreign currencies..................................................   (2,033,622)      4,156,937
                                                                         -----------      ----------
 Net realized and unrealized gain on investments and foreign currencies    1,577,997       4,121,920
                                                                         -----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS.................................  $ 8,827,301      $4,858,741
                                                                         ===========      ==========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE YEARS ENDED
                                                                                             OCTOBER 31,
                                                                                     --------------------------
                                                                                         2005          2004
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income.............................................................. $  5,445,594  $  5,326,381
 Net realized gain on investment transactions.......................................      632,100       172,261
 Net change in unrealized appreciation/depreciation on investments..................   (3,403,049)    3,675,803
                                                                                     ------------  ------------
 Increase in net assets from operations.............................................    2,674,645     9,174,445
                                                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..............................................................   (4,865,040)   (5,093,609)
 Net realized gain on investments...................................................     (632,100)   (7,452,894)
 Return of capital..................................................................   (1,616,199)   (4,778,172)
                                                                                     ------------  ------------
 Total distributions................................................................   (7,113,339)  (17,324,675)
                                                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.......................................................   11,040,344     8,438,737
 Dividend reinvestments.............................................................    4,648,102    11,673,042
 Cost of shares redeemed............................................................  (40,065,709)  (46,198,502)
                                                                                     ------------  ------------
 Decrease in net assets from capital share transactions.............................  (24,377,263)  (26,086,723)
                                                                                     ------------  ------------
 Total decrease in net assets.......................................................  (28,815,957)  (34,236,953)

NET ASSETS:
 Beginning of year..................................................................  194,789,659   229,026,612
                                                                                     ------------  ------------
 End of year (including distributions in excess of net investment income of $169,468 and $750,022, respectively)...................................................... $165,973,702  $194,789,659
                                                                                     ============  ============
SHARE TRANSACTIONS:
 Shares sold........................................................................    1,162,672       876,475
 Shares issued to shareholders on reinvestment of dividends.........................      489,356     1,214,305
 Shares redeemed....................................................................   (4,220,380)   (4,827,307)
                                                                                     ------------  ------------
 Decrease in shares from capital share transactions.................................   (2,568,352)   (2,736,527)
                                                                                     ============  ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FOR THE YEARS ENDED
                                                                                            OCTOBER 31,
                                                                                    --------------------------
                                                                                        2005          2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................................. $  3,703,880  $  4,152,470
 Net realized gain (loss) on investment transactions...............................      299,727       (10,442)
 Net change in unrealized appreciation/depreciation on investments.................   (2,755,318)      538,387
                                                                                    ------------  ------------
 Increase in net assets from operations............................................    1,248,289     4,680,415
                                                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.............................................................   (3,358,372)   (4,831,949)
                                                                                    ------------  ------------
 Total distributions...............................................................   (3,358,372)   (4,831,949)
                                                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares......................................................    4,114,915    23,397,588
 Dividend reinvestments............................................................    1,897,217     2,803,487
 Cost of shares redeemed...........................................................  (23,719,137)  (19,283,681)
                                                                                    ------------  ------------
 Increase (decrease) in net assets from capital share transactions.................  (17,707,005)    6,917,394
                                                                                    ------------  ------------
 Total increase (decrease) in net assets...........................................  (19,817,088)    6,765,860

NET ASSETS:
 Beginning of year.................................................................  113,843,809   107,077,949
                                                                                    ------------  ------------
 End of year (including distributions in excess of net investment income of $31,294 and $376,802, respectively)..................................................... $ 94,026,721  $113,843,809
                                                                                    ============  ============
SHARE TRANSACTIONS:
 Shares sold.......................................................................      379,795     2,132,728
 Shares issued to shareholders on reinvestment of dividends........................      175,163       258,162
 Shares redeemed...................................................................   (2,185,091)   (1,785,569)
                                                                                    ------------  ------------
 Increase (decrease) in shares from capital share transactions.....................   (1,630,133)      605,321
                                                                                    ============  ============

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED
                                                                      OCTOBER 31,
                                                              --------------------------
                                                                  2005          2004
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income....................................... $  7,249,304  $  7,908,972
 Net realized gain (loss) on investment and foreign
   currency transactions.....................................    3,611,619    (2,896,707)
 Net change in unrealized appreciation/depreciation on
   investments and foreign currencies........................   (2,033,622)    2,950,949
                                                              ------------  ------------
 Increase in net assets from operations......................    8,827,301     7,963,214
                                                              ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.......................................
   ISI Class A Shares........................................   (7,838,916)   (4,897,323)
   ISI Class C Shares........................................     (595,672)     (320,142)
 Net realized gain on investments:
   ISI Class A Shares........................................     (785,944)   (2,733,166)
   ISI Class C Shares........................................      (70,866)     (151,110)
 Return of capital:
   ISI Class A Shares........................................   (1,356,475)  (10,681,891)
   ISI Class C Shares........................................     (122,309)     (698,284)
                                                              ------------  ------------
 Total distributions.........................................  (10,770,182)  (19,481,916)
                                                              ------------  ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares:
   ISI Class A Shares........................................   30,035,408    23,239,002
   ISI Class C Shares........................................    3,448,814     7,255,836
 Dividend reinvestments:
   ISI Class A Shares........................................    5,220,552    10,083,386
   ISI Class C Shares........................................      359,466       590,444
 Cost of shares redeemed:
   ISI Class A Shares........................................  (60,640,430)  (86,037,048)
   ISI Class C Shares........................................   (6,317,975)   (2,051,441)
                                                              ------------  ------------
 Decrease in net assets from capital share transactions......  (27,894,165)  (46,919,821)
                                                              ------------  ------------
 Decrease in net assets......................................  (29,837,046)  (58,438,523)

NET ASSETS:
   Beginning of year.........................................  222,882,184   281,320,707
                                                              ------------  ------------
   End of year (including distributions in excess of net
    investment income of $368,349 and $1,187,078,
    respectively)............................................ $193,045,138  $222,882,184
                                                              ============  ============
SHARE TRANSACTIONS:
 Shares sold:
   ISI Class A Shares........................................    4,053,791     3,060,803
   ISI Class C Shares........................................      464,623       956,786
 Shares issued to shareholders on reinvestment of dividends:
   ISI Class A Shares........................................      704,417     1,343,772
   ISI Class C Shares........................................       48,592        78,912
 Shares redeemed:
   ISI Class A Shares........................................   (8,179,395)  (11,482,700)
   ISI Class C Shares........................................     (851,791)     (277,253)
                                                              ------------  ------------
 Increase (decrease) in shares from capital share
   transactions:
   ISI Class A Shares........................................   (3,421,187)   (7,078,125)
                                                              ============  ============
   ISI Class C Shares........................................     (338,576)      758,445
                                                              ============  ============

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE YEARS ENDED
                                                                          OCTOBER 31,
                                                                   ------------------------
                                                                       2005         2004
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................ $   736,821  $   374,935
 Net realized gain (loss) on investment transactions..............     (35,017)   1,784,906
 Net change in unrealized appreciation/depreciation on investments   4,156,937      601,917
                                                                   -----------  -----------
 Increase in net assets from operations...........................   4,858,741    2,761,758
                                                                   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................    (753,672)    (330,186)
                                                                   -----------  -----------
 Total distributions..............................................    (753,672)    (330,186)
                                                                   -----------  -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.....................................  18,477,449   21,196,828
 Dividend reinvestments...........................................     674,238      287,106
 Cost of shares redeemed..........................................  (7,971,409)  (9,257,446)
                                                                   -----------  -----------
 Increase in net assets from capital share transactions...........  11,180,278   12,226,488
                                                                   -----------  -----------
 Total increase in net assets.....................................  15,285,347   14,658,060

NET ASSETS:
 Beginning of year................................................  44,919,584   30,261,524
                                                                   -----------  -----------
 End of year (including undistributed net investment income of
   $41,868 and $59,501, respectively)............................. $60,204,931  $44,919,584
                                                                   ===========  ===========
SHARE TRANSACTIONS:
 Shares sold......................................................   1,583,999    1,942,633
 Shares issued to shareholders on reinvestment of dividends.......      56,938       25,905
 Shares redeemed..................................................    (679,145)    (845,666)
                                                                   -----------  -----------
 Increase in shares from capital share transactions...............     961,792    1,122,872
                                                                   ===========  ===========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                        ------------------------------------------------
                                                          2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $   9.57  $   9.92  $  10.18  $  10.20  $   9.57
                                                        --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.29/1/   0.24/1/      0.23      0.35      0.45
 Net realized and unrealized gain (loss) on investments    (0.16)     0.19      0.01      0.20      0.82
                                                        --------  --------  --------  --------  --------
 Total from investment operations......................     0.13      0.43      0.24      0.55      1.27
                                                        --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.................................    (0.25)    (0.23)    (0.25)    (0.40)    (0.45)
 Net realized gain on investments......................    (0.03)    (0.33)    (0.25)    (0.17)        -
 Return of capital.....................................    (0.09)    (0.22)        -         -     (0.19)
                                                        --------  --------  --------  --------  --------
 Total distributions...................................    (0.37)    (0.78)    (0.50)    (0.57)    (0.64)
                                                        --------  --------  --------  --------  --------
 Net asset value, end of year.......................... $   9.33  $   9.57  $   9.92  $  10.18  $  10.20
                                                        ========  ========  ========  ========  ========

TOTAL RETURN/2/........................................     1.38%     4.64%     2.30%     5.78%    13.57%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)...................... $165,974  $194,790  $229,027  $262,928  $149,588
 Ratios to average daily net assets:
   Net investment income...............................     3.01%     2.56%     2.50%     3.64%     4.51%
   Expenses............................................     0.70%     0.69%     0.67%     0.74%     0.78%
 Portfolio turnover rate...............................       16%       31%      125%      129%       61%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                        -----------------------------------------------
                                                          2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $  10.91  $  10.89  $  11.00  $  10.99  $ 10.47
                                                        --------  --------  --------  --------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.40/1/   0.38/1/      0.40      0.45     0.45
 Net realized and unrealized gain (loss) on investments    (0.27)     0.08      0.01      0.09     0.55
                                                        --------  --------  --------  --------  -------
 Total from investment operations......................     0.13      0.46      0.41      0.54     1.00
                                                        --------  --------  --------  --------  -------
LESS DISTRIBUTIONS:
 Net investment income.................................    (0.36)    (0.44)    (0.47)    (0.45)   (0.45)
 Net realized gain on investments......................        -         -     (0.05)    (0.08)   (0.03)
                                                        --------  --------  --------  --------  -------
 Total distributions...................................    (0.36)    (0.44)    (0.52)    (0.53)   (0.48)
                                                        --------  --------  --------  --------  -------
 Net asset value, end of year.......................... $  10.68  $  10.91  $  10.89  $  11.00  $ 10.99
                                                        ========  ========  ========  ========  =======

TOTAL RETURN/2/........................................     1.19%     4.26%     3.89%     5.11%    9.76%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)...................... $ 94,027  $113,844  $107,078  $103,198  $66,105
 Ratios to average daily net assets:
   Net investment income...............................     3.64%     3.53%     3.66%     3.92%    4.18%
   Expenses after waivers and/or reimbursements........     0.86%     0.88%     0.89%     0.94%    0.93%
   Expenses before waivers and/or reimbursements.......     0.86%     0.88%     0.89%     0.96%    0.99%
 Portfolio turnover rate...............................        7%       17%       11%       11%      21%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS A SHARES/1 /

                                                                            APRIL 1, 2002
                                                                               THROUGH    FOR THE YEARS ENDED
                                            FOR THE YEARS ENDED OCTOBER 31,  OCTOBER 31,       MARCH 31,
                                            ----------------------------       2002/2/    ------------------
                                              2005        2004      2003    -------------   2002      2001
-----------------------------------------------------------------------------             -------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period...... $   7.41    $   7.73  $   8.03    $   7.80    $   8.17  $   8.07
                                            --------    --------  --------    --------    --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................  0.26/3/     0.24/3/      0.25        0.18        0.38      0.44
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions............................     0.06        0.03      0.07        0.41       (0.03)     0.38
                                            --------    --------  --------    --------    --------  --------
 Total from investment operations..........     0.32        0.27      0.32        0.59        0.35      0.82
                                            --------    --------  --------    --------    --------  --------

LESS DISTRIBUTIONS:
 Net investment income.....................    (0.31)      (0.16)    (0.29)      (0.17)      (0.41)    (0.47)
 Net realized gain on investments..........    (0.03)      (0.08)    (0.33)      (0.07)      (0.23)    (0.13)
 Return of capital.........................    (0.05)      (0.35)        -       (0.12)      (0.08)    (0.12)
                                            --------    --------  --------    --------    --------  --------
 Total distributions.......................    (0.39)      (0.59)    (0.62)      (0.36)      (0.72)    (0.72)
                                            --------    --------  --------    --------    --------  --------
 Net asset value, end of period............ $   7.34    $   7.41  $   7.73    $   8.03    $   7.80  $   8.17
                                            ========    ========  ========    ========    ========  ========

TOTAL RETURN/4,5/..........................     4.39%       3.62%     4.14%       7.75%       4.38%    10.74%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s).......... $177,101    $204,266  $267,756    $257,495    $220,629  $117,445
 Ratios to average daily net assets:/6/
   Net investment income...................     3.55%       3.22%     3.03%       3.84%       4.60%     5.62%
   Expenses................................     1.04%       1.05%     1.09%       1.01%       1.13%     1.24%
 Portfolio turnover rate/5/................       66%         47%      152%         95%        136%       89%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
/2/The Fund changed its fiscal year end from March 31 to October 31. /3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Not annualized for periods less than one year.
/6/Annualized for periods less than one year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS C SHARES

                                                                                            MAY 16, 2003/1/
                                                                                               THROUGH
                                                            FOR THE YEARS ENDED OCTOBER 31,  OCTOBER 31,
                                                            -------------------------------      2003
                                                              2005            2004          --------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period...................... $   7.40        $   7.72           $  8.20
                                                               --------        --------        -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................................  0.21/2/         0.19/2/              0.17
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................     0.06            0.02             (0.38)
                                                               --------        --------        -------
 Total from investment operations..........................     0.27            0.21             (0.21)
                                                               --------        --------        -------

LESS DISTRIBUTIONS:
 Net investment income.....................................    (0.26)          (0.14)            (0.21)
 Net realized gain on investments..........................    (0.03)          (0.08)            (0.06)
 Return of capital.........................................    (0.05)          (0.31)                -
                                                               --------        --------        -------
 Total distributions.......................................    (0.34)          (0.53)            (0.27)
                                                               --------        --------        -------
 Net asset value, end of period............................ $   7.33        $   7.40           $  7.72
                                                               ========        ========        =======

TOTAL RETURN/3,4/..........................................     3.73%           2.91%            (2.62)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s).......................... $ 15,944        $ 18,616           $13,565
 Ratios to average daily net assets:/5/
   Net investment income...................................     2.89%           2.50%             3.32%
   Expenses after waivers and/or reimbursements............     1.69%           1.77%             1.85%
   Expenses before waivers and/or reimbursements...........     1.69%           1.77%             2.12%
 Portfolio turnover rate/4/................................       66%             47%              152%

--------------------------------------------------------------------------------
/1/Commencement of operations.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI SHARES


                                                                                   JUNE 1, 2002      FOR THE
                                                   FOR THE YEARS ENDED OCTOBER 31,    THROUGH   YEARS ENDED MAY 31,
                                                   ------------------------------    OCTOBER 31  -----------------
                                                     2005       2004       2003        2002/1/    2002      2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period............ $  11.21   $  10.50   $  9.08     $ 10.23    $ 10.89   $ 12.15
                                                   --------   --------   -------     -------    -------   -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income...........................  0.16/2/    0.10/2/      0.08        0.05       0.12      0.25
  Net realized and unrealized gain (loss) on
   investments....................................     0.91       0.70      1.42       (1.14)     (0.66)    (0.62)
                                                   --------   --------   -------     -------    -------   -------
  Total from investment operations................     1.07       0.80      1.50       (1.09)     (0.54)    (0.37)
                                                   --------   --------   -------     -------    -------   -------

LESS DISTRIBUTIONS:
  Net investment income...........................    (0.16)     (0.09)    (0.08)      (0.06)     (0.12)    (0.27)
  Net realized gain on investments................        -          -         -           -          -     (0.62)
                                                   --------   --------   -------     -------    -------   -------
  Total distributions.............................    (0.16)     (0.09)    (0.08)      (0.06)     (0.12)    (0.89)
                                                   --------   --------   -------     -------    -------   -------
  Net asset value, end of period.................. $  12.12   $  11.21   $ 10.50     $  9.08    $ 10.23   $ 10.89
                                                   ========   ========   =======     =======    =======   =======

TOTAL RETURN/3,4/.................................     9.59%      7.71%    16.47%     (10.65)%    (4.93)%   (3.32)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)................ $ 60,205   $ 44,920   $30,262     $19,924    $24,398   $27,051
  Ratios to average daily net assets:/5/
   Net investment income..........................     1.33%      0.92%     0.77%       1.18%      1.14%     2.09%
   Expenses after waivers and/or reimbursements...     0.94%      1.12%     1.30%       1.30%      1.19%     1.00%
   Expenses before waivers and/or reimbursements..     0.94%      1.12%     1.79%       1.99%      1.42%     1.38%
  Portfolio turnover rate/4/......................       30%        66%       60%         12%        72%       57%

--------------------------------------------------------------------------------
/1/The Fund changed its fiscal year end from May 31 to October 31.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasury securities. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund
Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of North American's ISI Class C Shares if redeemed within the first year of purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ('NOCP'), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are readily available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate. Debt securities are valued at prices supplied by a Fund's pricing agents based on broker or dealer supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time as of which the Funds value their investments if such an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e.,

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

  In such cases, the Funds consult with the investment advisor to determine the methodology for valuing the security, including information and sources of information that may be used to value the security. This information is referred to the Fund's Board, which values the security based upon the information or assigns the security such other value as it may determine.

  As of October 31, 2005, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Funds' Board. These dividends are paid monthly. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Net realized gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute substantially all of its income to shareholders. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

exchange rates. As of October 31, 2005, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on their average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2007, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 28, 2006, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets. For the year ended
October 31, 2005, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. ('LA Capital Management') is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  Citigroup Fund Services, LLC ('Citigroup') serves as the Funds' Administrator, Accountant, and Transfer Agent. For its services, Citigroup receives a combined fee based on the aggregate average net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account. Average net asset-based fees are calculated daily and all fees are paid monthly.

  The Northern Trust Company is the Funds' Custodian.

  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which includes up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

  For the year ended October 31, 2005, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $9,252, $3,438 and $27,604, respectively, and $18,158 on sales of ISI Class A Shares of North American.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  Certain officers and directors of the Funds are also officers or directors of ISI, LA Capital Management, Citigroup or ISI Group. These persons are not paid by the Funds for serving in these capacities.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from US generally accepted accounting principles. These book/tax differences may be either temporary or permanent. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets of the Funds. As of October 31, 2005, the following reclassifications were made to the statement of assets and liabilities:

                   ------------------------------------------
                                  Accumulated  Undistributed
                                  Net Realized Net Investment
                                      Gain         Income
                   ------------------------------------------
                   North American $(2,004,013)   $2,004,013

                   Strategy               782          (782)
                   ------------------------------------------

  North American's reclassification was the result of bond bifurcation and currency gain/loss reclass tax adjustments. Strategy's reclassification was a result of a reclassification of income on Real Estate Investment Trust securities.

  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Distributions during the fiscal years ended October 31, 2005 and 2004 were characterized for tax purposes as follows:

--------------------------------------------------------------------------------------------------------
                                                                   Long-Term
                     Ordinary Income      Tax-Exempt Income      Capital Gains      Return of Capital
--------------------------------------------------------------------------------------------------------
                       October 31,           October 31,          October 31,          October 31,
                       -----------           -----------          -----------          -----------
                     2005       2004       2005       2004      2005      2004       2005       2004
                     ----       ----       ----       ----      ----      ----       ----       ----

Total Return      $5,069,701 $9,554,624 $        - $        - $427,439 $2,991,879 $1,616,199 $ 4,778,172

Managed Municipal     68,211    787,393  3,290,161  4,044,556        -          -          -           -

North American     9,291,398  5,217,465          -          -        -  2,884,276  1,478,784  11,380,175

Strategy             753,672    330,186          -          -        -          -          -           -
--------------------------------------------------------------------------------------------------------

  As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

----------------------------------------------------------------------------------------------------------
                                                    Undistributed                Unrealized
                    Undistributed    Undistributed    Long-Term   Capital Loss  Appreciation
                  Tax Exempt Income Ordinary Income Capital Gains Carryforward (Depreciation)    Total
----------------------------------------------------------------------------------------------------------

Total Return           $     -          $     -       $      -    $         -   $(5,460,143)  $(5,460,143)

Managed Municipal       84,094                -        289,285              -     3,213,387     3,586,766

North American               -                -              -              -    (6,115,149)   (6,115,149)

Strategy                     -           40,256              -     (2,047,065)    8,060,920     6,054,111
----------------------------------------------------------------------------------------------------------

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy was primarily due to wash sales.

  Strategy's capital loss carryforwards of $95,684, $1,875,067 and $76,314 expire in 2009, 2010 and 2013, respectively. During the year ended October 31, 2005, Managed Municipal and North American utilized $10,442 and $750,796 of capital loss carryforwards, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2005, were as follows:

       -------------------------------------------------------------------------
                         Non-US Government Obligations US Government Obligations
       -------------------------------------------------------------------------
                          Purchases        Sales        Purchases      Sales

       Total Return      $         -    $          -   $26,987,891  $23,290,125

       Managed Municipal   6,768,056      17,489,592             -            -

       North American     97,442,786     106,170,488    24,410,664   26,904,914

       Strategy           25,496,478      11,806,375     4,480,352    3,581,289
       -------------------------------------------------------------------------

NOTE 4 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 5 - CONTRACTUAL OBLIGATIONS

  In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors Total Return U.S. Treasury Fund,
  Inc. Managed Municipal Fund, Inc. North American Government Bond Fund, Inc. ISI Strategy Fund, Inc.

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc. (the "Funds") as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended with respect to Total Return U.S. Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2005 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2005 with respect to ISI Strategy Fund, Inc. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of North American Government Bond Fund, Inc. for the year ended March 31, 2001 were audited by other auditors whose report dated
April 27, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights of ISI Strategy Fund, Inc. for the year ended May 31, 2001 were audited by other auditors whose report dated June 29, 2001, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended with respect to Total Return U.S. Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2005 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2005 with respect to ISI Strategy Fund, Inc., in conformity with U.S. generally accepted accounting principles.


/s/ ERNST & YOUNG LLP

New York, New York
December 23, 2005

FUND DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------
   NAME, BIRTH DATE AND                           BUSINESS EXPERIENCE AND DIRECTORSHIPS
 POSITION WITH THE FUND/1/                               DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
  Joseph R. Hardiman        Private Equity Investor (1997 to present); Director, Soundview Technology
     5/27/37                Group, Inc. (investment banking) (July 1998 to present), Corvis Corp. (optical
     Director since 1998.   networks) (July 2000 to present); The Nevis Fund (registered investment company) (July 1999 to present); Brown Investment Advisory & Trust Company
                            (February 2001 to present) (registered investment company). Formerly, Director,
                            Circon Corp. (medical instruments) (November 1998 to January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc.
                            and The NASDAQ Stock Market, Inc. (1987 to 1997); Director, Flag Investors
                            Emerging Growth Fund, Inc. and Flag Investors Short-Intermediate Income
                            Fund, Inc. (registered investment companies) (resigned 2000).
-------------------------------------------------------------------------------------------------------------
  W. Murray Jacques         President, WMJ Consulting, LLC (real estate investment management company)
     3/28/36                (1999 to present); Chairman, Saint David's School (2002 to present). Formerly,
     Director since 2002.   Chairman and Chief Executive Officer, VIB Management, Inc. (asset management company) (1994 to 1999); VIB N.V. (1994 to 1995) (real estate investment company); Trustee, Fifth Avenue Presbyterian Church (1991 to
                            1995); Jacques & Kurdziel, Inc. (real estate investment management company)
                            (1983 to 1994).
-------------------------------------------------------------------------------------------------------------
  Louis E. Levy             Director, Household International (banking and finance) (1992 to present).
     11/16/32               Formerly, Chairman of the Quality Control Inquiry Committee, American
     Director since 1994.   Institute of Certified Public Accountants (1992 to 1998); Director, Kimberly-
                            Clark Corp., (personal consumer products) (retired 2000) and Partner, KPMG
                            Peat Marwick, (retired 1990).
-------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------------------------------------
  Edward S. Hyman*          Chairman, International Strategy & Investment, Inc. (registered investment
     4/8/45                 advisor) (1991 to present); Chairman and President, International Strategy &
     Director since 1991.   Investment Group, Inc. (registered broker-dealer) (1991 to present).
-------------------------------------------------------------------------------------------------------------
  R. Alan Medaugh           President, International Strategy & Investment, Inc. (registered investment
     8/20/43                advisor) (1991 to present); Director, International Strategy & Investment Group,
     President since 1991.  Inc. (registered broker-dealer) (1991 to present).

FUND DIRECTORS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------
          NAME, BIRTH DATE AND                                  BUSINESS EXPERIENCE AND DIRECTORSHIPS
       POSITION WITH THE FUND/1/                                       DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------
  Nancy Lazar                            Executive Vice President, Assistant Treasurer and Secretary of International
     8/1/57                              Strategy & Investment, Inc. (registered investment advisor) (1991 to present);
     Vice President since 1997.          Executive Vice President, Assistant Treasurer and Secretary of International
                                         Strategy & Investment Group, Inc. (registered broker-dealer) (1991 to present).
----------------------------------------------------------------------------------------------------------------------------
  Thomas D. Stevens/2/                   Chief Executive Officer and President, Los Angeles Capital Management and
     5/27/49                             Equity Research, Inc. (registered investment advisor) (March 2002 to present).
     Vice President since 1997.          Formerly, Senior Vice President and Principal, Wilshire Associates Inc. (registered investment advisor) (1980-2002); Chief Investment Officer, Wilshire Asset
                                         Management (registered investment advisor) (1980 to 1999).
----------------------------------------------------------------------------------------------------------------------------
  Carrie L. Butler                       Managing Director, International Strategy & Investment, Inc. (registered
     5/1/67                              investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Vice President since 1991.          International Strategy & Investment, Inc. (registered investment advisor) (1991 to
                                         2000).
----------------------------------------------------------------------------------------------------------------------------
  Edward J. Veilleux                     President, EJV Financial Services, LLC (2002 to present); Officer of various
     8/26/43                             investment companies for which EJV Financial Services provides consulting and
     Vice President since 1992.          compliance services. Formerly, Trustee, Devcap Trust (registered investment company) (2000 to 2003); Director, Deutsche Asset Management (formerly B.T.
                                         Alex Brown, Inc.) (October 1965 to May 2002); Executive Vice President,
                                         Investment Company Capital Corp. (May 1987 to May 2002).
----------------------------------------------------------------------------------------------------------------------------
  Stephen V. Killorin                    Executive Managing Director and Chief Financial Officer, International Strategy
     6/27/53                             & Investment, Inc. (registered investment advisor) (December 2000 to present);
     Vice President since 2002.          Executive Managing Director and Chief Financial Officer, International Strategy
     Treasurer, Chief Compliance Officer & Investment Group, Inc. (registered broker-dealer) (December 2000 to present);
     and Chief Financial Officer since   Formerly, Controller, Sanford C. Bernstein & Co., Inc. (registered investment
     2004.                               advisor) (November 1999 to December 2000) and Managing Director, Deutsche
                                         Bank (May 1994 to November 1999).
----------------------------------------------------------------------------------------------------------------------------
  Margaret M. Beeler                     Managing Director, International Strategy & Investment, Inc. (registered
     3/1/67                              investment advisor) (July 2004 to present). Formerly, Assistant Managing Director
     Vice President since 2005.          and Assistant Vice President (1996 to 2000), International Strategy & Investment,
     Secretary since 2004.               Inc. (registered investment advisor).

FUND DIRECTORS AND OFFICERS


--------------------------------------------------------------------------------------------------------------------------
          NAME, BIRTH DATE AND                                 BUSINESS EXPERIENCE AND DIRECTORSHIPS
        POSITION WITH THE FUND/1/                                     DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------------------------------------------------
  Heena Dhruv                             Managing Director, International Strategy & Investment, Inc. (registered
     11/13/76                             investment advisor) (July 2005 to present). Associate Managing Director,
     Assistant Vice President since 2005. International Strategy & Investment, Inc. (January 2003 to July 2005). Portfolio
                                          Assistant, Pershing, Division of DLJ (April 1999 to August 2000).
--------------------------------------------------------------------------------------------------------------------------
  Ashleigh Mitchell                       Associate, International Strategy & Investment, Inc. (registered investment
     7/1/81                               advisor) (May 2005 to present); Private Client Associate, Sanford C. Bernstein &
     Assistant Vice President since       Co. (2003 to 2005).
     May 2005.
--------------------------------------------------------------------------------------------------------------------------
  Dana A. Lukens                          General Counsel, Citigroup Fund Services, LLC ("Citigroup") (fund
     4/23/62                              administrator) (2001 to present). Formerly, General Counsel, Clareon Corp.
     Assistant Secretary since 2003.      (money transmitter) (2000 to 2001); Associate, Drummond Woodsum &
                                          MacMahon (law firm) (1998 to 2000); Officer of various registered investment companies for which Citigroup serves as fund accountant and administrator.
--------------------------------------------------------------------------------------------------------------------------
  Frederick Skillin                       Senior Vice President, Financial Control, Citigroup (2003 to present); Senior
     5/27/58                              Manager, Corporate Finance, Citigroup (1994 to 2004); Officer of various
     Assistant Treasurer since 2004.      registered investment companies for which Citigroup serves as fund accountant and administrator.
--------------------------------------------------------------------------------------------------------------------------

*Considered to be an "interested person" as defined in the Investment Company
 Act, because of his employment with the Advisor and the Distributor.
/1/The mailing address of each Director and Executive Officer with respect to Fund operations is 40 West 57/th/ Street, 18th Floor, New York, New York 10019.
/2/Thomas D. Stevens is an officer only for the ISI Strategy Fund, Inc.

  Except for Mr. Stevens, each of the above named persons serves in the capacity noted above for each Fund in the Fund Complex.

  The Funds' Statements of Additional Information include additional information about the Funds' directors and officers. To receive your free copy of the Statements of Additional Information, call toll-free: (800) 955-7175.

NOTICE TO SHAREHOLDERS

PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30, 2005 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures under the applicable rule.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2005:

  The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

-----------------------------------------------------------------------------------------
                                                % of Ordinary Income
                                                 Distributions that  % of Ordinary Income
                    Long-Term   % of Tax-Exempt   Qualify for the     Distributions that
                  Capital Gain      Income      Corporate Dividends  Qualify as Qualified
                  Distributions  Distributions   Received Deduction    Dividend Income
-----------------------------------------------------------------------------------------
Total Return        $427,439             -                 -                    -
Managed Municipal          -         97.97%                -                    -
North American             -             -                 -                    -
Strategy                   -             -             73.87%               73.79%
-----------------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT APPROVAL

  At the September 22, 2005 Board meeting, the Board, including the Independent Directors, considered the approval of the continuance of the Investment Advisory Agreements between ISI and each of the Funds (the "Advisory Agreements") as well as the Sub-Advisory Agreement between ISI and the Sub-Advisor with respect to Strategy (the "Sub-Advisory Agreement"). In evaluating the Advisory Agreements and the Sub-Advisory Agreement, the Board reviewed materials furnished by ISI and the Sub-Advisor. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by ISI and the Sub-Advisor, including information on the investment performance of the Funds, ISI and the Sub-Advisor; (2) the total expense ratio of each Fund compared to its relevant peer group; (3) the investment advisory fee schedule for each Fund; (4) the cost of the services provided and profitability to ISI with respect to its relationship with the Funds; (5) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees reflect these economies of scale for the benefit of shareholders of each Fund; and (6) other

NOTICE TO SHAREHOLDERS

benefits received by ISI and the Sub-Advisor from their relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

  NATURE, EXTENT AND QUALITY OF SERVICES. The Board met with senior management of ISI and discussed ISI's management approach with respect to each Fund as well as ISI's general economic outlook. The Board also considered the background and quality of ISI's investment management team and the history of the organization of the Funds and their relationship with ISI and the Sub-Advisor. With respect to Strategy, the Board noted that, under the Sub-Advisory Agreement, the Sub-Advisor managed the Fund's equity portfolio and reviewed data provided by the Sub-Advisor regarding its general order execution results. The Board also reviewed information provided by Lipper Inc. and Thomson Financial regarding the investment performance of each Fund.

     TOTAL RETURN FUND. ISI reported that for the fiscal quarter ended July 31, 2005, the yield curve dominated performance, i.e. 20-year and 30-year U.S. Treasury bonds went down in yield while the yield for 2-year, 3-year, 5-year and 10-year U.S. Treasuries went up. The Board noted that for the period, the Fund outperformed the Lehman U.S. Treasury Index. ISI advised the Board that this was because only 8.28% of the index was in issues with maturities of 20 years or longer, while the Fund had 27.8% of its assets in issues in that category. The Board also noted that the Fund was in the top quartile for its Lipper Inc. and Thomson Financial universes, but was at the bottom of the Morningstar universe because it was classified as a long maturity fund, where the Fund is comparatively underweighted in long maturity U.S. Treasuries. Finally, the Board noted that the Fund's expense ratio is the lowest among like-size Treasury funds.

     MANAGED MUNICIPAL FUND. ISI advised the Board that for the fiscal quarter ended July 31, 2005, the yield curve had been a small influence but that lower credit quality dominated performance. ISI reported further that during the period lower quality bonds rated A or BBB typically outperformed AAA and AA-rated bonds. As a result of the Fund's high quality orientation, the Board noted that the Fund lagged in its Lipper Inc. and Thomson Financial universes, where the comparisons were with general National Municipal Funds. The Board also noted that the Fund outperformed the High Quality Index but lagged the State General Obligation Index. Morningstar ranked the Fund in the 30/th/ percentile, but had classified the Fund in the intermediate category. Finally, the Board noted that the Fund's expense ratio was somewhat below average among similar Municipal funds.

     NORTH AMERICAN FUND. ISI reported that Mexico had been the star for the fiscal quarter ended July 31, 2005 while Canada had been for the past 12 months. For the purpose of tracking performance of the North American market, ISI had developed an index which tracked all three markets. The Board noted that the Fund outperformed the index over the last quarter and 12 months and was slightly underperformed the 3-year and since inception periods. ISI reported that the Fund was weighted more heavily in long maturity U.S. Treasuries than the overall U.S. Treasury market. The Board also noted that the Fund was in the top 10% for the quarter and 12 months in its Lipper Inc. and Thomson Financial universes, and for 12 months in its Morningstar universe because of its investments in Canada and Mexico. Over longer periods, the Board noted, it was generally around the 35/th/ percentile for the Morningstar while in the top decile or 20/th/ percentile for Lipper Inc. and Thomson Financial. Finally, the Board noted that the Fund's expense ratio was below average among similar Government funds.

     STRATEGY FUND. The Board noted that the Fund outperformed the 60%/40% stock/bond benchmark for the quarter, 12 months and three years and that it lagged marginally since inception. ISI reported that for these same timeframes, the equity section generally outperformed or was quite close to the Wilshire Index, while the bond

NOTICE TO SHAREHOLDERS

   section, which included all the cash in the Fund, marginally underperformed the Lehman Brothers U.S. Treasury Index. The Board noted that versus the Morningstar Large Blend Universe, the equity section had outperformed the median fund since the inception of the Sub-Advisor's "alpha model" enhanced return method of management on May 14, 2001. The Board also noted that the Fund was generally in the second quartile in its Lipper Inc. and Thomson Financial universes, and that it was given 4 stars by Morningstar for its superior long-term performance despite below average recent performance. Finally, the Board noted that the Fund's expense ratio was below the average among similar-sized funds.

  Based on the above information, the Board concluded that the quality and range of services provided by ISI have benefited, and should continue to benefit, the Funds and their shareholders.

  INVESTMENT ADVISORY FEE SCHEDULES FOR EACH FUND. The Board considered the investment advisory fees paid by each Fund to ISI and the Sub-Advisor. The Board noted that the sub-advisory fee is paid by ISI and not the Fund. The Board concluded that the fee schedules under the Investment Advisory Agreements provided fair compensation to ISI in light of the nature, extent and quality of the services being provided to the Funds and the performance of the Funds.

  COSTS OF SERVICES PROVIDED AND PROFITABILITY. The Board reviewed the costs associated with ISI's portfolio management, research and corporate governance and considered the profitability of ISI on its advisory services to the Funds. The Board noted that the level of ISI's profits was within the range found in the industry of comparable fund complexes. The Board also was advised that ISI's profitability on advisory services rendered to the Funds had declined over the past year due to a decrease in assets of the Funds. The Board also considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for Managed Municipal, North American and Strategy did not contain breakpoints. The Board considered the size of each of these Funds and concluded that it would not be necessary to consider the implementation of fee breakpoints.

  OTHER BENEFITS REVIEWED. The Board considered the fact that ISI Group, an affiliate of ISI, serves as the distributor of the Funds. The Board reviewed the costs and profitability of ISI Group in rendering distribution services to each of the Funds and noted that ISI Group operated at a loss with respect to distribution services provided to the Funds.

  Prior to voting, the Board reviewed a memorandum from counsel to the Independent Directors discussing the legal standards applicable to its consideration of the Advisory Agreements and the Sub-Advisory Agreement and discussed the proposed continuance of the Advisory Agreements and the Sub-Advisory Agreement. The Independent Trustees met their counsel without management present to discuss the agreements further. Based upon its review, the Board concluded that the overall arrangements between the ISI Funds and ISI, and ISI and the Sub-Advisor (with respect to Strategy) as provided in the Advisory and Sub-Advisory Agreements, were in the best interests of the Funds and their respective shareholders.

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


DIRECTORS AND OFFICERS

EDWARD S. HYMAN    STEPHEN V. KILLORIN
CHAIRMAN           VICE PRESIDENT
                   TREASURER
R. ALAN MEDAUGH    CHIEF COMPLIANCE OFFICER
PRESIDENT          CHIEF FINANCIAL OFFICER

JOSEPH R. HARDIMAN MARGARET M. BEELER
DIRECTOR           VICE PRESIDENT
                   SECRETARY
W. MURRAY JACQUES
DIRECTOR           HEENA DHRUV
                   ASSISTANT VICE PRESIDENT
LOUIS E. LEVY
DIRECTOR           ASHLEIGH MITCHELL
                   ASSISTANT VICE PRESIDENT
NANCY R. LAZAR
VICE PRESIDENT     FREDERICK SKILLIN
                   ASSISTANT TREASURER
CARRIE L. BUTLER
VICE PRESIDENT     DANA A. LUKENS
                   ASSISTANT SECRETARY
EDWARD J. VEILLEUX
VICE PRESIDENT

THOMAS D. STEVENS* *Thomas D. Stevens is an officer
VICE PRESIDENT     for only the ISI Strategy Fund.


INVESTMENT ADVISOR

ISI, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

SHAREHOLDER SERVICING AGENT

CITIGROUP FUND SERVICES, LLC
TWO PORTLAND SQUARE
PORTLAND, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI GROUP, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

ITEM 2. CODE OF ETHICS
As of the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR, which applies to its Chief Financial Officer and Principal Accounting Officer. A copy of the code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The registrant's Board has determined that Louis E. Levy is an "audit committee financial expert". Mr. Levy is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees - The aggregate fees accrued for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,300 in 2004 and $26,475 in 2005.

(b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,150 in 2004 and $3,300 in 2005. These services consisted of review or preparation of U.S. federal, state and local excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as defined under Rule 2-01(c)(4)) for the Registrant. In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" (as defined under Rule 2-01(c)(4)) to be provided to the Registrant's investment adviser ("Adviser") by the Registrant's independent auditor if the engagement relates to the operations and financial reporting of the Registrant. Pre-approval of any permissible non-audit services provided to the Registrant is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to the Adviser is not required if such services constitute not more than 5% of the total amount of revenues paid by the Registrant and the Adviser collectively to the Registrant's independent auditor during the fiscal year in which such services are provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Registrant.

(e) (2) 0.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $3,150 in 2004 and $3,300 in 2005. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        NORTH AMERICAN GOVERNMENT BOND FUND, INC.


By       /s/ R. Alan Medaugh
         ---------------------------
         R. Alan Medaugh, President

Date     January 4, 2006
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ R. Alan Medaugh
         -----------------------------------
         R. Alan Medaugh, President

Date     January 4, 2006
         -----------------------------------


By       /s/ Stephen V. Killorin
         -----------------------------------
         Stephen V. Killorin, Treasurer

Date     January 3, 2006
         -----------------------------------